                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 333-116351

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 3                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-21591

     Amendment No. 4                                                [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 MAIN STREET, KANSAS CITY, MO 64141-6200
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       DAVID C. TUCKER, ESQ., 4500 MAIN STREET, KANSAS CITY, MO 64141-6200
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: December 1, 2005

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [X] on December 1, 2005, pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               DECEMBER 1, 2005

Your
American Century Investments
prospectus

INVESTOR CLASS

INSTITUTIONAL CLASS

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

                                                             ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus  includes  information about Investor Class and  Institutional  Class shares.  Investor Class shares are available  directly from  American  Century and  Institutional  Class  shares are offered  primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor
©2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income.  Capital  appreciation is a secondary objective.

Each of My Retirement  2015,  2025, 2035 and 2045 seeks the highest TOTAL RETURN consistent with its asset mix.

               TOTAL RETURN  INCLUDES  CAPITAL  APPRECIATION  PLUS  DIVIDEND AND
          INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the My Retirement  Portfolios  (the funds) is a "fund of funds," meaning that each fund seeks to achieve its  objective by  investing  in other  American
Century  mutual funds (the  underlying  funds) that represent a variety of asset classes and investment styles.  For additional  information about the underlying funds see  OBJECTIVES,  STRATEGIES  AND RISKS.  The  following  table shows each fund's  target  allocation  for the various asset classes as of the date of this prospectus. The funds' asset mixes will become more conservative each year until reaching the target year as described below.

TARGET ASSET MIX

                         MY           MY          MY            MY           MY
                         RETIREMENT   RETIREMENT  RETIREMENT    RETIREMENT   RETIREMENT
ASSET CLASS              INCOME       2015        2025          2035         2045

EQUITY SECURITIES
(Stocks)                 45.00%       54.20%      65.85%        78.45%       84.70%

FIXED-INCOME SECURITIES
(Bonds)                  45.00%       40.30%      29.15%        21.05%       15.30%

CASH EQUIVALENTS
(Money Markets)          10.00%        5.50%       5.00%         0.50%        0.00%

               A FUND WITH AN EARLIER TARGET DATE REPRESENTS A MORE CONSERVATIVE
          CHOICE.  A FUND WITH A LATER TARGET DATE  REPRESENTS A MORE AGGRESSIVE
          CHOICE.  THE TARGET YEAR DOES NOT  NECESSARILY  REPRESENT THE SPECIFIC
          YEAR YOU EXPECT TO NEED YOUR ASSETS.  IT IS INTENDED ONLY AS A GENERAL
          GUIDE.

The target  asset mix of My  Retirement  Income is expected to remain fixed over time.  The target  asset mixes of the other funds are  expected to vary with the number of years remaining until the target year. In general,  as the target year approaches,  the  allocation to stocks will decrease and the allocation to bonds and money market  instruments  will increase.  By the time each fund reaches its target  year,  its target  asset mix will become fixed and will match that of My
Retirement Income.

For each fund with a target year,  the target asset mix and the  weightings  for each of the underlying funds will be adjusted  annually in a step-like  fashion.
For  example,  assume the  current  stock  weighting  in My  Retirement  2035 is approximately 78% and the stock weighting in My Retirement 2025 is approximately
66%. Each year,  we would expect to reduce the stock  weighting in My Retirement
2035.  Over  a  ten  year  period  the  stock  weighting  would  be  reduced  to approximately  66%. In effect,  My Retirement  2035 is expected to have the same stock  weighting in ten years as My Retirement 2025 has now. The following chart shows how the asset mix is expected to change over time,  based on the amount of time until the target date.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks  described below apply to a particular fund varies according to the fund's asset allocation. In general, a fund with a later target date is expected to be more volatile than a fund with an earlier target date. My
Retirement Income is expected to be the least volatile of the funds.

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying  funds in which it invests.  The value of the underlying funds' shares will, in turn,  fluctuate based on the performance of the  securities  they own and  other  factors  generally  affecting  the securities market.

o    SMALL- AND MID-CAP  STOCK RISKS - Stocks of smaller  companies  can be more volatile  than  larger-company  stocks.  To the extent an  underlying  fund invests in these companies, it may take on more risk.

o    "GROWTH" AND "VALUE" STYLE RISKS - The underlying  funds represent a mix of investment  styles,  each of which has  risks  associated  with it.  Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines.  Value stocks may continue to be undervalued by the market for long periods of time.

o    INTEREST RATE RISK - Generally,  when interest  rates rise, the value of an underlying  fund's  fixed-income  securities will decline.  The opposite is true when interest rates decline.

o    CREDIT RISK - The value of an  underlying  fund's  fixed-income  securities will be affected  adversely by any erosion in the ability of the issuers of these  securities to make  interest and  principal  payments as they become due.

o    FOREIGN RISK - Some of the underlying  funds invest in foreign  securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring  in a country  where the funds  invest could cause the funds' investments in that country to experience gains or losses.

o    NONDIVERSIFICATION  RISK -  Because  the  funds  directly  invest in only a relatively  small  number  of  underlying  funds,  they are  classified  as nondiversified. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of a fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the funds' historical returns from year to year.  Performance  history for each underlying fund is available in its prospectus.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
INVESTOR CLASS (ALL FUNDS)
--------------------------------------------------------------------------------
  Maximum Account Maintenance Fee                           $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                        ALL FUNDS          ALL FUNDS
                                        INVESTOR CLASS     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fee

                                          None                    None
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees

                                          None                    None
--------------------------------------------------------------------------------
Other Expenses

   Administrative Fee (1)                 0.20%                   0.00%
   Other(2)                               0.00%                   0.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses

                                          0.20%                   0.00%
--------------------------------------------------------------------------------

(1)  PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
     THIS CLASS OF SHARES.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

In  addition  to the total  operating  expenses  shown  above,  each fund,  as a shareholder of the underlying  American Century funds,  will indirectly bear its pro rata share of the expenses  incurred by the  underlying  funds.  Each fund's return will be net of these  expenses.  The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying fund's total annual operating expenses as of the underlying  fund's most recent annual or semiannual  report.  The table also shows the total expense that results from  combining  the annual fund  operating expenses shown above with the estimated underlying fund expenses.

                             ESTIMATED TOTAL ANNUAL
                             UNDERLYING FUND           ESTIMATED COMBINED
                             OPERATING EXPENSES (1)    TOTAL ANNUAL EXPENSE RATIO
--------------------------------------------------------------------------------
 MY RETIREMENT 2015

   Investor Class                   0.62%                       0.82%
   Institutional Class              0.62%                       0.62%
--------------------------------------------------------------------------------
MY RETIREMENT 2025

   Investor Class                   0.67%                       0.87%
   Institutional Class              0.67%                       0.67%
--------------------------------------------------------------------------------
MY RETIREMENT 2035

   Investor Class                   0.72%                       0.92%
   Institutional Class              0.72%                       0.72%
--------------------------------------------------------------------------------
MY RETIREMENT 2045

   Investor Class                   0.76%                       0.96%
   Institutional Class              0.76%                       0.76%
--------------------------------------------------------------------------------
MY RETIREMENT INCOME

   Investor Class                   0.57%                       0.77%
   Institutional Class              0.57%                       0.57%

(1)  THE FUNDS INVEST IN  INSTITUTIONAL  CLASS SHARES FOR EACH  UNDERLYING  FUND
     OTHER THAN PREMIUM MONEY MARKET.  THE FUNDS INVEST IN INVESTOR CLASS SHARES
     OF PREMIUM MONEY MARKET.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the combined total expenses shown above

.. . . your cost of investing in the fund would be:

                                1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
MY RETIREMENT 2015

   Investor Class                $84          $261          $454         $1,010
   Institutional Class           $63          $198          $345           $773
--------------------------------------------------------------------------------
MY RETIREMENT 2025

   Investor Class                $89          $277          $481         $1,069
   Institutional Class           $68          $214          $373           $833
--------------------------------------------------------------------------------
MY RETIREMENT 2035

   Investor Class                $94          $293          $508         $1,127
   Institutional Class           $73          $230          $400           $892
--------------------------------------------------------------------------------
MY RETIREMENT 2045

   Investor Class                $98          $305          $529         $1,173
   Institutional Class           $78          $242          $422           $939
--------------------------------------------------------------------------------
MY RETIREMENT INCOME

   Investor Class                $79          $246          $427           $951
   Institutional Class           $58          $182          $318           $712

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income.  Capital  appreciation is a secondary objective.

Each of My Retirement  2015,  2025, 2035 and 2045 seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying  American  Century funds.  Each fund's  target  allocation  is intended to diversify  investments  among various asset  classes such as stocks,  bonds and money market  instruments.  The target asset mix for My  Retirement  Income is expected to remain fixed over time.  For each fund with a target year, the target asset mix will be adjusted  annually in a step-like fashion. In general,  as the target year approaches,  the allocation to stocks will decrease and the allocation to bonds and money market instruments will  increase.  By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My Retirement Income.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

We do not intend to make frequent  tactical  adjustments to the target asset mix or to trade actively among underlying funds,  other than the annual  adjustments described above.  However, we reserve the right to modify the target allocations and underlying fund  weightings and to substitute  other  underlying  funds from time to time should circumstances warrant a change.

                                    MY          MY          MY          MY          MY
                                    RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
ASSET CLASS  UNDERLYING FUND(1)     INCOME      2015        2025        2035        2045
------------------------------------------------------------------------------------------
EQUITY SECURITIES (STOCKS)
             Emerging Markets         0.00%      2.00%        3.15%       5.00%      6.50%
             Equity Growth            0.00%      0.00%       11.25%      14.25%     15.25%
             Income & Growth         13.00%     12.25%        1.25%       0.00%      0.00%
             International Growth     5.00%      6.50%        9.25%      10.00%      9.50%
             Large Company Value     11.00%     11.25%       12.25%      14.50%     15.50%
             Real Estate              1.00%      1.45%        1.95%       2.45%      2.95%
             Small Company            2.00%      2.25%        4.00%       4.00%      4.75%
             Ultra                    6.50%      9.00%       12.25%      14.25%     15.25%
             Value                    4.00%      5.25%        5.25%       7.00%      7.50%
             Vista                    2.50%      4.25%        5.25%       7.00%      7.50%
             TOTAL                   45.00%     54.20%       65.85%      78.45%     84.70%

FIXED-INCOME SECURITIES (BONDS)
             Diversified Bond        26.60%     24.60%       20.00%      14.85%     10.80%
             High-Yield               3.80%      3.50%        2.90%       2.05%      1.50%
             Inflation-Adjusted Bond  7.60%      7.00%        5.75%       4.15%      3.00%
             International Bond       7.00%      5.20%        0.50%       0.00%      0.00%
             TOTAL                   45.00%     40.30%       29.15%      21.05%     15.30%

CASH EQUIVALENTS (MONEY MARKETS)
             Premium Money Market    10.00%      5.50%        5.00%       0.50%      0.00%
             TOTAL                   10.00%      5.50%        5.00%       0.50%      0.00%

(1)  INSTITUTIONAL  CLASS FOR EACH  UNDERLYING  FUND  OTHER THAN  PREMIUM  MONEY
     MARKET (INVESTOR CLASS).

To help  maintain  these  weightings,  new money  invested  in each fund will be allocated to the underlying funds in accordance with the target  weightings.  We also will  review  each fund  quarterly  to  determine  whether  rebalancing  is appropriate. In making this determination,  we may consider a number of factors, including a fund's  allocations among asset classes,  investment  style,  market capitalization, global diversification and real estate holdings.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE UNDERLYING FUNDS' INVESTMENT TECHNIQUES?

The underlying  stock funds draw on growth,  value and  quantitative  investment techniques  and  diversify  investments  among  small,  medium  and  large  U.S.
companies.  They also include  investments  in the real estate sector as well as foreign stocks from developed and emerging markets.

The American  Century growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to  identify  stocks of  companies  that meet their  investment  criteria.  This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still  negative,  are less negative  than prior  periods.  The value  investment discipline  seeks capital growth by investing in equity  securities of companies that the funds' portfolio  managers believe to be temporarily  undervalued.  For
underlying  funds  that  are  quantitatively   managed,   the  managers  utilize
quantitative,  computer-driven  models to construct and manage  portfolios  that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income  investments
that  vary  by  issuer  type   (corporate   and   government),   credit  quality
(investment-grade   and  high  yield)  and  geographic  exposure  (domestic  and international).

A brief description of each of the underlying funds follows.  Additional details are  available in the  statement of additional  information  and the  underlying funds' prospectuses.

STOCK FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment  strategy and invests  primarily  in  securities  of  companies  located  in  emerging  market countries and companies that derive a significant portion of their business from emerging market countries.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative  investment strategy to construct  an optimized  portfolio  drawn  primarily  from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME &  GROWTH seeks  long-term  capital growth with income as a secondary objective.  It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's  managers  also attempt to create a dividend  yield for the fund that exceeds that of the S&P 500 Index.

INTERNATIONAL  GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed  countries other than the United States.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It invests  primarily  in equity  securities  issued by real  estate investment  trusts  (REITs) and companies  engaged in the real estate  industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment strategy and invests primarily in smaller U.S. companies.

ULTRA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in larger U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment  strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

BOND FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED  BOND seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, non-dollar-denominated  government  and corporate  debt  securities  outside the
United States.

MONEY MARKET FUNDS

PREMIUM  MONEY  MARKET seeks to earn the highest  level of current  income while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each  fund's  performance  and risks  reflect the  performance  and risks of the underlying  American  Century  funds in which it  invests.  Some of these  risks relate to  investments  in stocks.  Others  relate  primarily to fixed income or foreign  investments.  The degree to which the risks  described below apply to a particular fund varies according to its asset allocation.

The value of an underlying  fund's shares depends on the value of the stocks and other  securities it owns.  The value of the  individual  securities a fund owns will go up and down,  depending on the  performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying  funds that invest in smaller  companies  may be more  volatile,  and subject to greater  short-term risk, than funds that invest in larger companies.
Smaller  companies  may have  limited  financial  resources,  product  lines and markets,  and their  securities  may trade less  frequently  and in more limited volumes than the securities of larger companies. In addition,  smaller companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

Market  performance  tends  to be  cyclical.  In  the  various  cycles,  certain investment  styles,  such as  growth  and value  styles,  may fall in and out of favor.  If the market is not favoring an underlying  fund's  style,  that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles. Even  well-established  growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly,  if the market does not consider the individual stocks purchased by a value fund to be  undervalued,  the fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

The value of an underlying  fund's  FIXED-INCOME  SECURITIES will be affected by rising or falling  interest  rates.  Generally  interest rates and the prices of debt  securities  move in opposite  directions.  When interest  rates fall,  the prices of most debt securities rise; when interest rates rise, prices fall.

               FIXED-INCOME   SECURITIES  ARE  RATED  BY  NATIONALLY  RECOGNIZED
          SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD &
          POOR'S.  EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT
          EACH TRIES TO INDICATE A COMPANY'S  ABILITY TO MAKE TIMELY PAYMENTS OF
          INTEREST AND PRINCIPAL.

The value of an underlying fund's fixed-income  securities also will be affected by the continued  ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain  some  speculative  characteristics.  Having  those  bonds in the funds'
portfolios  means the funds' values may go down more if interest  rates or other economic  conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes  referred to as junk bonds,  are  considered  to be  predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some  of  the  underlying  funds  may  invest  in  foreign  securities.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

These funds are intended for investors who seek a diversified  investment  whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately  November 30 of the year before the target year,  its  target  allocation  will  become  fixed  and will  match  that of My
Retirement  Income.  Within two to three years  thereafter,  the fund's Board of
Directors may approve combining such fund with My Retirement Income. Once such a combination  occurs,  shareholders  of the fund will become  shareholders  of My
Retirement Income.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders  of  American  Century  funds).  The  directors  also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of the underlying  American Century funds in which they invest.  The advisor also arranges for transfer  agency,  custody and all other services necessary for the funds to operate.

For the  shareholder  services it provides to the  Investor  Class,  the advisor receives  an  administrative  fee of  0.20% of the  average  net  assets  of the
Investor  Class of shares.  The amount of the  administrative  fee for a fund is calculated daily and paid monthly in arrears.

The advisor or its wholly owned  subsidiary,  American Century Global Investment
Management, Inc. (ACGIM), is responsible for the selection and management of the underlying  funds'  portfolio  investments.  The  advisor  or ACGIM  receives  a management fee for managing the  underlying  funds.  See the  underlying  funds'
prospectuses for specific fees.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to manage the funds. The following portfolio  managers share overall  responsibility  for  coordinating  the funds'
activities,  including  determining  appropriate  asset  allocations,  reviewing overall fund compositions for compliance with stated  investment  objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds' target allocations.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that  manages the funds since their  inception  in August  2004.  He joined  American  Century  in  January  1988 as a  portfolio  manager.  He has a bachelor's  degree in business  economics  from the  University  of California -
Santa Barbara and an MBA in finance and economics from Northwestern  University.
He is a CFA charterholder.

GINA SANCHEZ

Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since their inception in August 2004. She joined American Century in March
1998 as an analyst and became a portfolio  manager in February  2001.  She has a bachelor's degree in economics from Harvard  University and a master's degree in
International Policy from Stanford University.

IRINA TORELLI

Ms. Torelli,  Portfolio Manager,  has been a member of the team that manages the funds since February 2005.  She joined  American  Century in September 1997 as a quantitative  analyst.  She has a bachelor's  degree from the University of Rome and a master's degree in operations research from Stanford University.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.
*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS

Investor Services Representative                     Service Representative
1-800-345-2021                                       1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o  Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number.

o  The fund name

o  Your American Century account number, if known*

o  Your name

o  The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS

P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor  Class shares have a 0.20%  administrative fee not payable by the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund performance.  Additionally, because the funds invest in other  American  Century  mutual  funds,  short-term  trading and other  abusive trading  activity  in the funds may  disrupt  the  underlying  funds'  portfolio management  strategies and harm their  performance.  If the cumulative amount of short-term trading activity is significant  relative to an underlying fund's net assets,  the  underlying  fund may incur  trading  costs  that are  higher  than necessary  as  securities  are first  purchased  then  quickly  sold to meet the redemption  request. In such case, each fund, as a shareholder of the underlying funds,  would  indirectly  bear its pro rata  share of the  additional  expenses incurred by the underlying funds.  Accordingly,  the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available  for  securities  held by the underlying  funds.  Although  these efforts are designed to  discourage  abusive trading practices, they cannot eliminate the possibility that such activity will occur.  American  Century seeks to exercise its judgment in  implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o within seven days of the purchase, or

o within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders  or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century or the  funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

Each fund's NAV is  calculated  based upon the NAVs of the  underlying  funds in which the fund invests.  The  prospectuses  for the underlying funds explain the methods used to value  underlying  fund shares,  including  circumstances  under which those funds may use fair value pricing and the effects of doing so.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that the funds should not be subject to state or federal  income  tax on  amounts  distributed.  The  distributions  generally consist of dividends  and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions  of  substantially  all of their income are paid  quarterly for My
Retirement  Income and annually for My  Retirement  2015,  2025,  2035 and 2045.
Distributions  from realized  capital gains for all the funds are generally paid annually,  usually in December. The funds may make more frequent  distributions, if  necessary,  to comply with  Internal  Revenue  Code  provisions.  The funds'
distributions may be taxable as ordinary income,  capital gains or a combination of the two. Capital gains are taxed at different rates,  depending on the length of time  the  fund  held  the  securities  that  were  sold.  Distributions  are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains                Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the funds:  Investor  Class,
Institutional  Class,  Advisor  Class and R Class.

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements  are included in the funds' annual  report,  which is available  upon request.

[INFORMATION TO COME]

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov
                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                        FUND CODE      TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

   Investor Class                       952           ARFIX           N/A
   Institutional Class                  352           ARNIX           N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

   Investor Class                       953           ARWIX           N/A
   Institutional Class                  353           ARWFX           N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

   Investor Class                       954           ARYIX           N/A
   Institutional Class                  354           ARLIX           N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

   Investor Class                       955           AROIX           N/A
   Institutional Class                  355           AOOIX           N/A

--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO

   Investor Class                       956           ARTOX           N/A
   Institutional Class                  356           ATTIX           N/A

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575
0512

SH-PRS-U45280

                                                                DECEMBER 1, 2005

Your
American Century Investments
prospectus

ADVISOR CLASS

R CLASS

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN CENTURY
INVESTMENT SERVICES, INC., DISTRIBUTOR

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
©2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income.  Capital  appreciation is a secondary objective.

Each of My Retirement  2015,  2025, 2035 and 2045 seeks the highest TOTAL RETURN consistent with its asset mix.

               TOTAL RETURN  INCLUDES  CAPITAL  APPRECIATION  PLUS  DIVIDEND AND
          INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the My Retirement  Portfolios  (the funds) is a "fund of funds," meaning that each fund seeks to achieve its  objective by  investing  in other  American
Century  mutual funds (the  underlying  funds) that represent a variety of asset classes and investment styles.  For additional  information about the underlying funds see  OBJECTIVES,  STRATEGIES  AND RISKS.  The  following  table shows each fund's  target  allocation  for the various asset classes as of the date of this prospectus. The funds' asset mixes will become more conservative each year until reaching the target year as described below.

TARGET ASSET MIX

                          MY           MY          MY            MY         MY
                          RETIREMENT   RETIREMENT  RETIREMENT    RETIREMENT RETIREMENT
ASSET CLASS               INCOME       2015        2025          2035       2045

EQUITY SECURITIES
(Stocks)                  45.00%       54.20%      65.85%        78.45%     84.70%

FIXED-INCOME SECURITIES
(Bonds)                   45.00%       40.30%      29.15%        21.05%     15.30%

CASH EQUIVALENTS
(Money Markets)           10.00%        5.50%       5.00%         0.50%      0.00%

               A FUND WITH AN EARLIER TARGET DATE REPRESENTS A MORE CONSERVATIVE
          CHOICE.  A FUND WITH A LATER TARGET DATE  REPRESENTS A MORE AGGRESSIVE
          CHOICE.  THE TARGET YEAR DOES NOT  NECESSARILY  REPRESENT THE SPECIFIC
          YEAR YOU EXPECT TO NEED YOUR ASSETS.  IT IS INTENDED ONLY AS A GENERAL
          GUIDE.

The target asset mix of My Retirement Income is expected to remain fixed over time. The target asset mixes of the other funds are expected to vary with the number of years remaining until the target year. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My
Retirement Income.

For each fund with a target year,  the target asset mix and the  weightings  for each of the underlying funds will be adjusted  annually in a step-like  fashion.
For  example,  assume the  current  stock  weighting  in My  Retirement  2035 is approximately 78% and the stock weighting in My Retirement 2025 is approximately
66%. Each year,  we would expect to reduce the stock  weighting in My Retirement
2035.  Over  a  ten  year  period  the  stock  weighting  would  be  reduced  to approximately  66%. In effect,  My Retirement  2035 is expected to have the same stock  weighting in ten years as My Retirement 2025 has now. The following chart shows how the asset mix is expected to change over time,  based on the amount of time until the target date.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks  described below apply to a particular fund varies according to the fund's asset allocation. In general, a fund with a later target date is expected to be more volatile than a fund with an earlier target date. My
Retirement Income is expected to be the least volatile of the funds.

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying  funds in which it invests.  The value of the underlying funds' shares will, in turn,  fluctuate based on the performance of the  securities  they own and  other  factors  generally  affecting  the securities market.

o    SMALL- AND MID-CAP  STOCK RISKS - Stocks of smaller  companies  can be more volatile  than  larger-company  stocks.  To the extent an  underlying  fund invests in these companies, it may take on more risk.

o    "GROWTH" AND "VALUE" STYLE RISKS - The underlying  funds represent a mix of investment  styles,  each of which has  risks  associated  with it.  Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines.  Value stocks may continue to be undervalued by the market for long periods of time.

o    INTEREST RATE RISK - Generally,  when interest  rates rise, the value of an underlying  fund's  fixed-income  securities will decline.  The opposite is true when interest rates decline.

o    CREDIT RISK - The value of an  underlying  fund's  fixed-income  securities will be affected  adversely by any erosion in the ability of the issuers of these  securities to make  interest and  principal  payments as they become due.

o    FOREIGN RISK - Some of the underlying  funds invest in foreign  securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring  in a country  where the funds  invest could cause the funds' investments in that country to experience gains or losses.

o    NONDIVERSIFICATION  RISK -  Because  the  funds  directly  invest in only a relatively  small  number  of  underlying  funds,  they are  classified  as nondiversified. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page x.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of a fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
This information  indicates the volatility of the funds' historical returns from year to year.  Performance  history for each underlying fund is available in its prospectus.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               ALL FUNDS             ALL FUNDS
                                               ADVISOR CLASS         R CLASS
--------------------------------------------------------------------------------
MANAGEMENT FEE

                                               None                  None

--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(1)
                                               0.25%                 0.50%

--------------------------------------------------------------------------------
Other Expenses

   Administrative Fee(2)                       0.20%                 0.20%
   Other(3)                                    0.00%                 0.00%

--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses

                                               0.45%                 0.70%
--------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE Service, Distribution, and Administrative Fees, PAGE X.

(2)  PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
     THIS CLASS OF SHARES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS  AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

In  addition  to the total  operating  expenses  shown  above,  each fund,  as a shareholder of the underlying  American Century funds,  will indirectly bear its pro rata share of the expenses  incurred by the  underlying  funds.  Each fund's return will be net of these  expenses.  The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying fund's total annual operating expenses as of the underlying  fund's most recent annual or semiannual  report.  The table also shows the total expense that results from  combining  the annual fund  operating expenses shown above with the estimated underlying fund expenses.

                             ESTIMATED TOTAL ANNUAL           ESTIMATED COMBINED
                             UNDERLYING FUND                  TOTAL ANNUAL
                             OPERATING EXPENSES(1)            EXPENSE RATIO
--------------------------------------------------------------------------------
MY RETIREMENT 2015

   Advisor Class                 0.62%                          1.07%

   R Class                       0.62%                          1.32%
--------------------------------------------------------------------------------
MY RETIREMENT 2025

   Advisor Class                 0.67%                          1.12%

   R Class                       0.67%                          1.37%
--------------------------------------------------------------------------------
MY RETIREMENT 2035

   Advisor Class                 0.72%                          1.17%

   R Class                       0.72%                          1.42%
--------------------------------------------------------------------------------
MY RETIREMENT 2045

   Advisor Class                 0.76%                          1.21%

   R Class                       0.76%                          1.46%
--------------------------------------------------------------------------------
MY RETIREMENT INCOME

   Advisor Class                 0.57%                          1.02%

   R Class                       0.57%                          1.27%

(1)  THE FUNDS INVEST IN  INSTITUTIONAL  CLASS SHARES FOR EACH  UNDERLYING  FUND
     OTHER THAN PREMIUM MONEY MARKET.  THE FUNDS INVEST IN INVESTOR CLASS SHARES
     OF PREMIUM MONEY MARKET.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the combined total expenses shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
MY RETIREMENT 2015

   Advisor Class             $109          $339            $588           $1,300

   R Class                   $134          $417            $720           $1,581
--------------------------------------------------------------------------------
MY RETIREMENT 2025

   Advisor Class             $114          $355            $615           $1,356

   R Class                   $139          $432            $746           $1,636
--------------------------------------------------------------------------------
MY RETIREMENT 2035

   Advisor Class             $119          $370            $641           $1,413

   R Class                   $144          $447            $772           $1,691
--------------------------------------------------------------------------------
MY RETIREMENT 2045

   Advisor Class             $123          $383            $662           $1,458

   R Class                   $148          $459            $793           $1,734
--------------------------------------------------------------------------------
MY RETIREMENT INCOME

   Advisor Class             $104          $324            $561           $1,242

   R Class                   $129          $401            $694           $1,525

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

My Retirement Income seeks current income.  Capital  appreciation is a secondary objective.

Each of My Retirement  2015,  2025, 2035 and 2045 seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying  American  Century funds.  Each fund's  target  allocation  is intended to diversify  investments  among various asset  classes such as stocks,  bonds and money market  instruments.  The target asset mix for My  Retirement  Income is expected to remain fixed over time.  For each fund with a target year, the target asset mix will be adjusted  annually in a step-like fashion. In general,  as the target year approaches,  the allocation to stocks will decrease and the allocation to bonds and money market instruments will  increase.  By the time each fund reaches its target year, its target asset mix will become fixed and will match that of My Retirement Income.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

We do not intend to make frequent  tactical  adjustments to the target asset mix or to trade actively among underlying funds,  other than the annual  adjustments described above.  However, we reserve the right to modify the target allocations and underlying fund  weightings and to substitute  other  underlying  funds from time to time should circumstances warrant a change.

                                     MY           MY           MY          MY          MY
                                     RETIREMENT   RETIREMENT   RETIREMENT  RETIREMENT  RETIREMENT
ASSET CLASS  UNDERLYING FUND(1)      INCOME       2015         2025        2035        2045

EQUITY SECURITIES (STOCKS)
             Emerging Markets          0.00%      2.00%         3.15%       5.00%       6.50%
             Equity Growth             0.00%      0.00%        11.25%      14.25%      15.25%
             Income & Growth          13.00%     12.25%         1.25%       0.00%       0.00%
             International Growth      5.00%      6.50%         9.25%      10.00%       9.50%
             Large Company Value      11.00%     11.25%        12.25%      14.50%      15.50%
             Real Estate               1.00%      1.45%         1.95%       2.45%       2.95%
             Small Company             2.00%      2.25%         4.00%       4.00%       4.75%
             Ultra                     6.50%      9.00%        12.25%      14.25%      15.25%
             Value                     4.00%      5.25%         5.25%       7.00%       7.50%
             Vista                     2.50%      4.25%         5.25%       7.00%       7.50%
             TOTAL                    45.00%     54.20%        65.85%      78.45%      84.70%

FIXED-INCOME SECURITIES (BONDS)
             Diversified Bond         26.60%     24.60%        20.00%      14.85%      10.80%
             High-Yield                3.80%      3.50%         2.90%       2.05%       1.50%
             Inflation-Adjusted Bond   7.60%      7.00%         5.75%       4.15%       3.00%
             International Bond        7.00%      5.20%         0.50%       0.00%       0.00%
             TOTAL                    45.00%     40.30%        29.15%      21.05%      15.30%

CASH EQUIVALENTS (MONEY MARKETS)
             Premium Money Market     10.00%      5.50%         5.00%       0.50%       0.00%
             TOTAL                    10.00%      5.50%         5.00%       0.50%       0.00%

(1)  INSTITUTIONAL  CLASS FOR EACH  UNDERLYING  FUND  OTHER THAN  PREMIUM  MONEY
     MARKET (INVESTOR CLASS).

To help  maintain  these  weightings,  new money  invested  in each fund will be allocated to the underlying funds in accordance with the target  weightings.  We also will  review  each fund  quarterly  to  determine  whether  rebalancing  is appropriate. In making this determination,  we may consider a number of factors, including a fund's  allocations among asset classes,  investment  style,  market capitalization, global diversification and real estate holdings.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE UNDERLYING FUNDS' INVESTMENT TECHNIQUES?

The underlying  stock funds draw on growth,  value and  quantitative  investment techniques  and  diversify  investments  among  small,  medium  and  large  U.S.
companies.  They also include  investments  in the real estate sector as well as foreign stocks from developed and emerging markets.

The American  Century growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to  identify  stocks of  companies  that meet their  investment  criteria.  This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still  negative,  are less negative  than prior  periods.  The value  investment discipline  seeks capital growth by investing in equity  securities of companies that the funds' portfolio  managers believe to be temporarily  undervalued.  For
underlying  funds  that  are  quantitatively   managed,   the  managers  utilize
quantitative,  computer-driven  models to construct and manage  portfolios  that they believe provide the optimal balance between risk and expected  return.  The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high yield) and geographic exposure (domestic and international).

A brief description of each of the underlying funds follows.  Additional details are  available in the  statement of additional  information  and the  underlying funds' prospectuses.

STOCK FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment  strategy and invests  primarily  in  securities  of  companies  located  in  emerging  market countries and companies that derive a significant portion of their business from emerging market countries.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative  investment strategy to construct  an optimized  portfolio  drawn  primarily  from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME & GROWTH  seeks  long-term  capital  growth  with  income as a  secondary objective.  It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's  managers  also attempt to create a dividend  yield for the fund that exceeds that of the S&P 500 Index.

INTERNATIONAL  GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed  countries other than the United States.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It invests  primarily  in equity  securities  issued by real  estate investment trusts (REITs) and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment strategy and invests primarily in smaller U.S. companies.

ULTRA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in larger U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment  strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

BOND FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED  BOND seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, non-dollar-denominated  government  and corporate  debt  securities  outside the
United States.

MONEY MARKET FUNDS

PREMIUM  MONEY  MARKET seeks to earn the highest  level of current  income while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each  fund's  performance  and risks  reflect the  performance  and risks of the underlying  American  Century  funds in which it  invests.  Some of these  risks relate to  investments  in stocks.  Others  relate  primarily to fixed income or foreign  investments.  The degree to which the risks  described below apply to a particular fund varies according to its asset allocation.

The value of an underlying  fund's shares depends on the value of the stocks and other  securities it owns.  The value of the  individual  securities a fund owns will go up and down,  depending on the  performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying  funds that invest in smaller  companies  may be more  volatile,  and subject to greater  short-term risk, than funds that invest in larger companies.
Smaller  companies  may have  limited  financial  resources,  product  lines and markets,  and their  securities  may trade less  frequently  and in more limited volumes than the securities of larger companies. In addition,  smaller companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

Market  performance  tends  to be  cyclical.  In  the  various  cycles,  certain investment  styles,  such as  growth  and value  styles,  may fall in and out of favor.  If the market is not favoring an underlying  fund's  style,  that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles. Even  well-established  growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly,  if the market does not consider the individual stocks purchased by a value fund to be  undervalued,  the fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying  fund's  FIXED-INCOME  SECURITIES will be affected by rising or falling  interest  rates.  Generally  interest rates and the prices of debt  securities  move in opposite  directions.  When interest  rates fall,  the prices of most debt securities rise; when interest rates rise, prices fall.

               FIXED-INCOME   SECURITIES  ARE  RATED  BY  NATIONALLY  RECOGNIZED
          SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD &
          POOR'S.  EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT
          EACH TRIES TO INDICATE A COMPANY'S  ABILITY TO MAKE TIMELY PAYMENTS OF
          INTEREST AND PRINCIPAL.

The value of an underlying fund's fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain  some  speculative  characteristics.  Having  those  bonds in the funds'
portfolios  means the funds' values may go down more if interest  rates or other economic  conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes  referred to as junk bonds,  are  considered  to be  predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some  of  the  underlying  funds  may  invest  in  foreign  securities.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

These funds are intended for investors who seek a diversified  investment  whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately  November 30 of the year before the target year,  its  target  allocation  will  become  fixed  and will  match  that of My
Retirement  Income.  Within two to three years  thereafter,  the fund's Board of
Directors may approve combining such fund with My Retirement Income. Once such a combination  occurs,  shareholders  of the fund will become  shareholders  of My
Retirement Income.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders  of  American  Century  funds).  The  directors  also serve in that capacity for many of the underlying funds.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of the underlying  American Century funds in which they invest.  The advisor also arranges for transfer  agency,  custody and all other services necessary for the funds to operate.

For the  shareholder  services it  provides  to the  Advisor and R Classes,  the advisor receives an administrative fee of 0.20% of the average net assets of the specific  class of shares.  The amount of the  administrative  fee for a fund is calculated daily and paid monthly in arrears.

The advisor or its wholly owned  subsidiary,  American Century Global Investment
Management, Inc. (ACGIM), is responsible for the selection and management of the underlying  funds'  portfolio  investments.  The  advisor  or ACGIM  receives  a management fee for managing the  underlying  funds.  See the  underlying  funds'
prospectuses for specific fees.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to manage the funds. The following portfolio  managers share overall  responsibility  for  coordinating  the funds'
activities,  including  determining  appropriate  asset  allocations,  reviewing overall fund compositions for compliance with stated  investment  objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds' target allocations.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that  manages the funds since their  inception  in August  2004.  He joined  American  Century  in  January  1988 as a  portfolio  manager.  He has a bachelor's  degree in business  economics  from the  University  of California -
Santa Barbara and an MBA in finance and economics from Northwestern  University.
He is a CFA charterholder.

GINA SANCHEZ

Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since their inception in August 2004. She joined American Century in March
1998 as an analyst and became a portfolio  manager in February  2001.  She has a bachelor's degree in economics from Harvard  University and a master's degree in
International Policy from Stanford University.

IRINA TORELLI

Ms. Torelli,  Portfolio Manager,  has been a member of the team that manages the funds since February 2005.  She joined  American  Century in September 1997 as a quantitative  analyst.  She has a bachelor's  degree from the University of Rome and a master's  degree in  operations  research from  Stanford  University.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND R CLASS SHARES

The Advisor  Class and R Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund performance.  Additionally, because the funds invest in other  American  Century  mutual  funds,  short-term  trading and other  abusive trading  activity  in the funds may  disrupt  the  underlying  funds'  portfolio management  strategies and harm their  performance.  If the cumulative amount of short-term trading activity is significant  relative to an underlying fund's net assets,  the  underlying  fund may incur  trading  costs  that are  higher  than necessary  as  securities  are first  purchased  then  quickly  sold to meet the redemption  request. In such case, each fund, as a shareholder of the underlying funds,  would  indirectly  bear its pro rata  share of the  additional  expenses incurred by the underlying funds.  Accordingly,  the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available  for  securities  held by the underlying  funds.  Although  these efforts are designed to  discourage  abusive trading practices, they cannot eliminate the possibility that such activity will occur.  American  Century seeks to exercise its judgment in  implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum If you do not meet the  deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

Each fund's NAV is  calculated  based upon the NAVs of the  underlying  funds in which the fund invests.  The  prospectuses  for the underlying funds explain the methods used to value underlying fund shares,  including the circumstances under which those funds may use fair value pricing and the effects of doing so.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that the funds should not be subject to state or federal  income  tax on  amounts  distributed.  The  distributions  generally consist of dividends  and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions  of  substantially  all of their income are paid  quarterly for My
Retirement  Income and annually for My  Retirement  2015,  2025,  2035 and 2045.
Distributions  from realized  capital gains for all the funds are generally paid annually,  usually in December. The funds may make more frequent  distributions, if  necessary,  to comply with  Internal  Revenue  Code  provisions.  The funds'
distributions may be taxable as ordinary income,  capital gains or a combination of the two. Capital gains are taxed at different rates,  depending on the length of time  the  fund  held  the  securities  that  were  sold.  Distributions  are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                     15%

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the funds:  Investor  Class,
Institutional Class, Advisor Class and R Class.

The shares  offered by this  prospectus  are Advisor  Class and R Class  shares.
Advisor   Class   and   R   Class   shares   are   offered   primarily   through
employer-sponsored  retirement  plans or through  institutions  like  investment advisors, banks,  broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o    1-800-345-2021 for Investor Class shares

o    1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds' Advisor Class and R Class shares have a 12b-1 Plan. The plans  provide for the funds to pay annual  fees of 0.25% for Advisor  Class and
0.50%  for R Class to the  distributor,  for  certain  ongoing  shareholder  and administrative  services and distribution services,  including past distribution services.  The distributor  pays all or a portion of such fees to the investment advisors, banks,  broker-dealers and insurance companies that make Advisor Class and R Class shares  available.  Because  these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new  investors.  Because these fees are paid out of the  funds'  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges. For additional  information about the plans and  their  terms,  see  Multiple  Class  Structure  - Master  Distribution  and
Shareholder Services Plan in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The funds'
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the funds' annual  report,  which is available  upon request.

[INFORMATION TO COME]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       o EDGAR database at sec.gov
                      o By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                        FUND CODE     TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

   Advisor Class                         752        ARFAX          N/A

   R Class                               252        ARFRX          N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

   Advisor Class                         753        ARWAX          N/A

   R Class                               253        ARWRX          N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

   Advisor Class                         754        ARYAX          N/A

   R Class                               254        ARYRX          N/A

--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

   Advisor Class                         755        AROAX          N/A

   R Class                               255        ARORX          N/A

--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO

   Advisor Class                         756        ARTAX          N/A

   R Class                               256        ARSRX          N/A

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0408

SH-PRS-U45281

                                                                DECEMBER 1, 2005

Your
American Century Investments
prospectus

INVESTOR CLASS

One Choice Portfolio(sm): Very Conservative
One Choice Portfolio(sm): Conservative
One Choice Portfolio(sm): Moderate
One Choice Portfolio(sm): Aggressive
One Choice Portfolio(sm): Very Aggressive

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc., Distributor

                                                             ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information  is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor
©2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the One Choice  Portfolios  (the funds)  seeks the highest  TOTAL RETURN consistent with its asset mix.

               TOTAL RETURN  INCLUDES  CAPITAL  APPRECIATION  PLUS  DIVIDEND AND
          INTEREST INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each of the funds is a "fund of funds,"  meaning that each fund seeks to achieve its  objective  by  investing  in  other  American  Century  mutual  funds  (the underlying  funds)  that  represent a variety of asset  classes  and  investment styles. For additional information about these underlying funds, including their neutral  weightings,  see  OBJECTIVES,  STRATEGIES AND RISKS.  Each fund's asset allocation is intended to diversify  investments  among  stocks,  bonds and cash equivalents.

The following  table indicates each fund's neutral mix; that is, how each fund's investments  generally will be allocated  among the major asset classes over the long term.

NEUTRAL MIX

                          ONE CHOICE                                              ONE CHOICE
                          PORTFOLIO:     ONE CHOICE     ONE CHOICE   ONE CHOICE   PORTFOLIO:
                          VERY           PORTFOLIO:     PORTFOLIO:   PORTFOLIO:   VERY
ASSET CLASS               CONSERVATIVE   CONSERVATIVE   MODERATE     AGGRESSIVE   AGGRESSIVE

EQUITY SECURITIES             25%            45%           64%           79%         96%
(Stocks)

FIXED-INCOME SECURITIES       50%            45%           30%           19%          2%
(Bonds)

CASH EQUIVALENTS              25%            10%            6%            2%          2%
(Money Markets)

The managers  regularly  review each fund and may make changes to a fund's asset class  allocations  that deviate  from the neutral mix to emphasize  investments that they believe will provide the most favorable outlook for achieving a fund's objective. The funds also may deviate from the neutral mix due to differences in asset class  performance or prevailing  market  conditions.  The following table shows the  operating  ranges  within which each fund's  asset class  allocations generally will vary over short-term periods.

OPERATING RANGES

                          ONE CHOICE                                              ONE CHOICE
                          PORTFOLIO:     ONE CHOICE     ONE CHOICE   ONE CHOICE   PORTFOLIO:
                          VERY           PORTFOLIO:     PORTFOLIO:   PORTFOLIO:   VERY
ASSET CLASS               CONSERVATIVE   CONSERVATIVE   MODERATE     AGGRESSIVE   AGGRESSIVE

EQUITY SECURITIES           20-30%         39-51%        53-73%         60-90%     75-100%
(Stocks)

FIXED-INCOME SECURITIES     45-55%         38-52%        21-41%         10-30%       0-10%
(Bonds)

CASH EQUIVALENTS            15-35%          5-20%         0-15%          0-15%       0-15%
(Money Markets)

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

The degree to which the risks  described  below apply to a  particular  fund may vary  according  to the  fund's  asset  allocation.  The  names of the funds are intended to reflect the  relative  short-term  price  volatility  risk among the funds.  One Choice  Portfolio:  Very  Conservative  is  expected to be the least volatile of the funds and One Choice  Portfolio:  Very Aggressive is expected to be the most volatile of the funds.

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance of the underlying  funds in which it invests.  The value of the underlying funds' shares will, in turn,  fluctuate based on the performance of the  securities  they own and  other  factors  generally  affecting  the securities market.

o    SMALL- AND MID-CAP  STOCK RISKS - Stocks of smaller  companies  can be more volatile  than  larger-company  stocks.  To the extent an  underlying  fund invests in these companies, it may take on more risk.

o    "GROWTH" AND "VALUE" STYLE RISKS - The underlying  funds represent a mix of investment  styles,  each of which has  risks  associated  with it.  Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines.  Value stocks may continue to be undervalued by the market for long periods of time.

o    INTEREST RATE RISK - Generally,  when interest  rates rise, the value of an underlying  fund's  fixed-income  securities will decline.  The opposite is true when interest rates decline.

o    CREDIT RISK - The value of an  underlying  fund's  fixed-income  securities will be affected  adversely by any erosion in the ability of the issuers of these  securities to make  interest and  principal  payments as they become due.

o    FOREIGN RISK - Some of the underlying  funds invest in foreign  securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring  in a country  where the funds  invest could cause the funds' investments in that country to experience gains or losses.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    ALLOCATION  RISK - Each fund's ability to achieve its investment  objective depends in part on the  managers'  skill in  determining  the funds'  asset class  allocations and in selecting and weighting the underlying funds. The
     managers'   evaluations  and   assumptions   regarding  asset  classes  and
     underlying funds may differ from actual market conditions.

o    NONDIVERSIFICATION  RISK -  Because  the  funds  directly  invest in only a relatively  small  number  of  underlying  funds,  they are  classified  as nondiversified. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a fund has investment  results for a full calendar year,  this section will feature charts that show annual total  returns,  highest and lowest quarterly  returns  and  average  annual  total  returns  for  that  fund.  This information  indicates the volatility of the funds' historical returns from year to year.  Performance  history  for each  underlying  fund is  available  in its prospectus.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

o  to exchange into the same class of shares of other American Century funds

o  to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Investor Class (all funds)
--------------------------------------------------------------------------------
   Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                      MANAGEMENT FEE   SERVICE (12B-1) FEES  EXPENSES(1)  OPERATING EXPENSES
---------------------------------------------------------------------------------------------
All Funds
---------------------------------------------------------------------------------------------
   Investor Class         None             None               0.00%             0.00%
---------------------------------------------------------------------------------------------

(1)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

Each fund, as a shareholder of the underlying  American Century funds, also will indirectly  bear its pro rata share of the expenses  incurred by the  underlying funds.  Each fund's return will be net of these  expenses.  The following  table provides an estimate of each funds' expenses based on the neutral  weightings of the  underlying  funds shown on page x and each  underlying  fund's total annual operating  expenses as of the underlying fund's most recent annual or semiannual report.  The table also shows the total expense that results from  combining the annual fund operating  expenses shown above with the estimated  underlying  fund expenses.

                                         ESTIMATED TOTAL
                                         ANNUAL
                                         UNDERLYING FUND   ESTIMATED
                                         OPERATING         COMBINED TOTAL
                                         EXPENSES(1)       ANNUAL EXPENSE RATIO
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

   Investor Class                           0.71%                 0.71%

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

   Investor Class                           0.78%                 0.78%

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

   Investor Class                           0.88%                 0.88%

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

   Investor Class                           0.97%                 0.97%

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

   Investor Class                           1.02%                 1.02%
--------------------------------------------------------------------------------

(1)  THE FUNDS INVEST IN THE INVESTOR  CLASS SHARES OF THE  UNDERLYING  AMERICAN
     CENTURY MUTUAL FUNDS.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the combined total expenses shown above

.. . . your cost of investing in the fund would be:

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY
 CONSERVATIVE

   Investor Class                    $72        $227        $394         $880

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
 CONSERVATIVE

   Investor Class                    $80        $249        $432         $963

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
 MODERATE

   Investor Class                    $90        $280        $486       $1,080

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
 AGGRESSIVE

   Investor Class                    $99        $308        $535       $1,185

--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:
  VERY AGGRESSIVE

   Investor Class                    $104       $324        $561       $1,242
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the funds seeks the highest total return consistent with its asset mix.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying  American  Century funds.  Each fund's asset allocation is intended to diversify investments among stocks, bonds
and  cash  equivalents.   Generally,   more  conservative  portfolios  emphasize
investments  in bonds and cash  equivalents  while  more  aggressive  portfolios emphasize investments in stocks.

The following table shows which underlying funds are currently being used within the  various  asset  classes  and the  neutral  weightings  for each  individual underlying  fund.  This  information is as of the date of this  prospectus.

The managers  regularly  review each fund and may modify the  underlying  funds'
neutral weightings or substitute other underlying funds to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective.

                          ONE CHOICE                                              ONE CHOICE
                          PORTFOLIO:     ONE CHOICE     ONE CHOICE   ONE CHOICE   PORTFOLIO:
ASSET CLASS               VERY           PORTFOLIO:     PORTFOLIO:   PORTFOLIO:   VERY
  UNDERLYING FUND(1)      CONSERVATIVE   CONSERVATIVE   MODERATE     AGGRESSIVE   AGGRESSIVE
------------------------------------------------------------------------------------------
EQUITY SECURITIES (STOCKS)

    Emerging Markets        0.00%          0.00%         4.00%         6.50%        7.50%
    Equity Growth           5.00%          9.00%        16.00%        14.50%       17.75%
    Growth                  2.50%          4.75%         8.00%        14.50%       17.75%
    International Growth    0.00%          6.00%        10.00%        12.50%       15.50%
    Large Company Value     8.00%         11.00%         9.50%         8.50%       10.50%
    Real Estate             2.00%          2.00%         2.00%         2.00%        2.00%
    Small Company           1.00%          1.50%         2.00%         2.25%        2.50%
    Value                   5.00%          6.75%         5.50%         4.75%        6.00%
    Vista                   1.50%          4.00%         7.00%        13.50%       16.50%
    TOTAL                  25.00%         45.00%        64.00%        79.00%       96.00%
------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (BONDS)

    Diversified Bond        40.0%          37.0%         24.0%         14.0%         2.0%
    High-Yield               0.0%           0.0%          3.0%          5.0%         0.0%
    International Bond      10.0%           8.0%          3.0%          0.0%         0.0%
    TOTAL                   50.0%          45.0%         30.0%         19.0%         2.0%
------------------------------------------------------------------------------------------
CASH EQUIVALENTS (MONEY MARKETS)

    Prime Money Market      25.0%          10.0%          6.0%          2.0%         2.0%
    TOTAL                   25.0%          10.0%          6.0%          2.0%         2.0%
-------------------------------------------------------------------------------------------

(1)      THE FUNDS INVEST IN INVESTOR CLASS SHARES OF EACH UNDERLYING FUND.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE UNDERLYING FUNDS' INVESTMENT TECHNIQUES?

The underlying  stock funds draw on growth,  value and  quantitative  investment techniques  and  diversify  investments  among  small,  medium  and  large  U.S.
companies. They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.

The American  Century growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to  identify  stocks of  companies  that meet their  investment  criteria.  This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still  negative,  are less negative  than prior  periods.  The value  investment discipline  seeks capital growth by investing in equity  securities of companies that the funds' portfolio  managers believe to be temporarily  undervalued.  For
underlying  funds  that  are  quantitatively   managed,   the  managers  utilize
quantitative,  computer-driven  models to construct and manage  portfolios  that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income  investments
that  vary  by  issuer  type   (corporate   and   government),   credit  quality
(investment-grade   and  high  yield)  and  geographic  exposure  (domestic  and international).

Although  the funds  generally  will  remain  exposed to each of the  investment disciplines and categories described above, a particular  investment  discipline or category may be emphasized  when, in the managers'  opinion,  such investment discipline  or category is  undervalued  relative  to the other  disciplines  or categories.

A brief description of each of the underlying funds follows.  Additional details are  available in the  statement of additional  information  and the  underlying funds' prospectuses.

STOCK FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment  strategy and invests  primarily  in  securities  of  companies  located  in  emerging  market countries and companies that derive a significant portion of their business from emerging market countries.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative  investment strategy to construct  an optimized  portfolio  drawn  primarily  from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment  strategy and generally invests in larger U.S. companies.

INTERNATIONAL  GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed  countries other than the United States.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It invests  primarily  in equity  securities  issued by real  estate investment trusts (REITs) and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment  strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

BOND FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, non-dollar-  denominated  government and corporate debt  securities  outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY  MARKET  seeks to earn the  highest  level of current  income  while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each  fund's  performance  and risks  depend in part on the  managers'  skill in determining  the funds' asset class  allocations  and in selecting and weighting the  underlying  funds.  There is a risk  that  the  managers'  evaluations  and assumptions  regarding asset classes or underlying  funds may differ from actual market conditions.

Each fund's  performance and risks also reflect the performance and risks of the underlying  American  Century  funds in which it  invests.  Some of these  risks relate to  investments  in stocks.  Others  relate  primarily to fixed income or foreign  investments.  The degree to which the risks  described below apply to a particular fund varies according to its asset allocation.

               THE NAMES OF THE FUNDS  ARE  INTENDED  TO  REFLECT  THE  RELATIVE
          SHORT-TERM  PRICE  VOLATILITY  RISK  AMONG  THE  FUNDS  AND ARE NOT AN
          INDICATION OF THE  ADVISOR'S  ASSESSMENT OF THE RISKINESS OF THE FUNDS
          AS COMPARED TO OTHER MUTUAL FUNDS, INCLUDING OTHER MUTUAL FINDS WITHIN
          THE AMERICAN CENTURY FAMILY OF FUNDS.

The value of an underlying  fund's shares depends on the value of the stocks and other  securities it owns.  The value of the  individual  securities a fund owns will go up and down,  depending on the  performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying  funds that invest in smaller  companies  may be more  volatile,  and subject to greater  short-term risk, than funds that invest in larger companies.
Smaller  companies  may have  limited  financial  resources,  product  lines and markets,  and their  securities  may trade less  frequently  and in more limited volumes than the securities of larger companies. In addition,  smaller companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

Market  performance  tends  to be  cyclical.  In  the  various  cycles,  certain investment  styles,  such as  growth  and value  styles,  may fall in and out of favor.  If the market is not favoring an underlying  fund's  style,  that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles. Even  well-established  growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly,  if the market does not consider the individual stocks purchased by a value fund to be  undervalued,  the fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying  fund's  FIXED-INCOME  SECURITIES will be affected by rising or falling  interest  rates.  Generally  interest rates and the prices of debt  securities  move in opposite  directions.  When interest  rates fall,  the prices of most debt securities rise; when interest rates rise, prices fall.

               FIXED-INCOME   SECURITIES  ARE  RATED  BY  NATIONALLY  RECOGNIZED
          SECURITIES RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD &
          POOR'S.  EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT
          EACH TRIES TO INDICATE A COMPANY'S  ABILITY TO MAKE TIMELY PAYMENTS OF
          INTEREST AND PRINCIPAL.

The value of an underlying fund's fixed-income  securities also will be affected by the continued  ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain  some  speculative  characteristics.  Having  those  bonds in the funds'
portfolios  means the funds' values may go down more if interest  rates or other economic  conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes  referred to as junk bonds,  are  considered  to be  predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some  of  the  underlying  funds  may  invest  in  foreign  securities.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S.  stocks.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

These funds are intended for investors who seek to diversify  their assets among various  classes of  investments,  such as stocks,  bonds and cash,  and who are willing  to  accept  the  risks  associated  with the  funds'  asset  allocation strategies.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of the underlying  American Century funds in which they invest.

The advisor also arranges for transfer  agency,  custody and all other  services necessary for the funds to operate.  The advisor or its wholly owned subsidiary,
American Century Global Investment Management, Inc. (ACGIM), also is responsible for the selection and management of the underlying funds' portfolio investments.
Although the advisor does not receive a separate fee for managing the funds, the advisor or ACGIM does  receive a  management  fee for  managing  the  underlying funds. See the underlying funds' prospectuses for specific fees.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers to manage the funds. The following portfolio  managers share overall  responsibility  for  coordinating  the funds'
activities,  including  determining  appropriate  asset  allocations,  reviewing overall fund compositions for compliance with stated  investment  objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds' allocations.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their  inception in September  2004. He joined  American  Century  in  January  1988 as a  portfolio  manager.  He has a bachelor's  degree in business  economics  from the  University  of California -
Santa Barbara and an MBA in finance and economics from Northwestern  University.
He is a CFA charterholder.

GINA SANCHEZ

Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since their inception in September  2004. She joined  American  Century in
March 1998 as an analyst and became a portfolio  manager in February  2001.  She has a bachelor's  degree in economics  from  Harvard  University  and a master's degree in International Policy from Stanford University.

IRINA TORELLI

Ms. Torelli,  Portfolio Manager,  has been a member of the team that manages the funds since February 2005.  She joined  American  Century in September 1997 as a quantitative  analyst.  She has a bachelor's  degree from the University of Rome and a master's degree in operations research from Stanford University.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.
*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AUTOMATED INFORMATION LINE
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number.

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

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BY MAIL OR FAX
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P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

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IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund performance.  Additionally, because the funds invest in other  American  Century  mutual  funds,  short-term  trading and other  abusive trading  activity  in the funds may  disrupt  the  underlying  funds'  portfolio management  strategies and harm their  performance.  If the cumulative amount of short-term trading activity is significant  relative to an underlying fund's net assets,  the  underlying  fund may incur  trading  costs  that are  higher  than necessary  as  securities  are first  purchased  then  quickly  sold to meet the redemption  request. In such case, each fund, as a shareholder of the underlying funds,  would  indirectly  bear its pro rata  share of the  additional  expenses incurred by the underlying funds.  Accordingly,  the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available  for  securities  held by the underlying  funds.  Although  these efforts are designed to  discourage  abusive trading practices, they cannot eliminate the possibility that such activity will occur.  American  Century seeks to exercise its judgment in  implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

Each fund's NAV is  calculated  based upon the NAVs of the  underlying  funds in which the fund invests.  The  prospectuses  for the underlying funds explain the methods used to value underlying fund shares,  including the circumstances under which those funds may use fair value pricing and the effects of doing so.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that the funds should not be subject to state or federal  income  tax on  amounts  distributed.  The  distributions  generally consist of dividends  and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions  of  substantially  all of their income are paid quarterly for One
Choice Portfolio: Very Conservative, One Choice Portfolio:  Conservative and One
Choice Portfolio: Moderate and annually for One Choice Portfolio: Aggressive and
One Choice  Portfolio:  Very  Aggressive.  Distributions  from realized  capital gains, if any, for all the funds are generally paid once a year in December. The funds  may make more  frequent  distributions,  if  necessary,  to  comply  with
Internal Revenue Code  provisions.  The funds'  distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates,  depending  on the  length of time the fund held the securities  that  were  sold.  Distributions  are  reinvested  automatically  in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%     TAX RATE FOR
                                       AND 15% BRACKETS     ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                   15%

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements  are included in the funds' annual  report,  which is available  upon request.

[INFORMATION TO COME]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                           FUND CODE   TICKER SYMBOL  NEWSPAPER LISTING
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

   Investor Class                           154          AONIX           N/A
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

   Investor Class                           153          AOCIX           OneChMod
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

   Investor Class                           152          AOMIX           N/A
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

   Investor Class                           151          AOGIX           OneChAgg
-------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

   Investor Class                           150          AOVIX           N/A
-------------------------------------------------------------------------------------

INVESTMENT COMPANY ACT FILE NO. 811-21591

AMERICAN CENTURY INVESTMENTS
americancentury.com
Investor Class
P.O. Box 419200

Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
0512

SH-PRS-U45282

                                                                DECEMBER 1, 2005

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION

AMERICAN CENTURY
ASSET ALLOCATION PORTFOLIOS, INC.

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio
One Choice Portfolio(sm): Very Conservative
One Choice Portfolio(sm): Conservative
One Choice Portfolio(sm): Moderate
One Choice Portfolio(sm): Aggressive
One Choice Portfolio(sm): Very Aggressive

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED DECEMBER 1, 2005, BUT IS NOT A PROSPECTUS.  THE STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc., Distributor

THE FUNDS' HISTORY.............................................................X

FUND INVESTMENT GUIDELINES.....................................................X

FUND INVESTMENTS AND RISKS.....................................................X
      Investment Strategies and Risks..........................................X
      Investment Policies......................................................X
      Portfolio Turnover.......................................................X

MANAGEMENT.....................................................................X
      The Board of Directors...................................................X
      Ownership of Fund Shares.................................................X
      Code of Ethics...........................................................X
      Proxy Voting Guidelines..................................................X
      Disclosure of Portfolio Holdings.........................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS..............................................X

SERVICE PROVIDERS..............................................................X
      Investment Advisor.......................................................X
      Portfolio Managers.......................................................X
      Transfer Agent and Administrator.........................................X
      Distributor..............................................................X
      Custodians...............................................................X
      Independent Registered Public Accounting Firm............................X

BROKERAGE ALLOCATION...........................................................X

INFORMATION ABOUT FUND SHARES..................................................X
      Multiple Class Structure.................................................X
      Buying and Selling Fund Shares...........................................X
      Valuation of a Fund's Securities.........................................X

TAXES..........................................................................X

      Federal Income Taxes.....................................................X
      State and Local Taxes....................................................X

FINANCIAL STATEMENTS...........................................................X

THE FUNDS' HISTORY

American  Century Asset  Allocation  Portfolios,  Inc. is a registered  open-end management  investment  company that was organized as a Maryland  corporation on
June 4, 2004. Throughout this statement of additional  information,  we refer to
American Century Asset Allocation Portfolios,  Inc. as the corporation.

Each of the My Retirement  Portfolios and the One Choice  Portfolios (the funds)
described in this statement of additional  information  is a separate  series of the  corporation  and  operates for many  purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                              TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

   Investor Class                         ARFIX                08/31/2004

   Advisor Class                          ARFAX                08/31/2004

   Institutional Class                    ARNIX                08/31/2004

   R Class                                ARFRX                08/31/2004
--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

   Investor Class                         ARWIX                08/31/2004

   Advisor Class                          ARWAX                08/31/2004

   Institutional Class                    ARWFX                08/31/2004

   R Class                                ARWRX                08/31/2004
--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

   Investor Class                         ARYIX                08/31/2004

   Advisor Class                          ARYAX                08/31/2004

   Institutional Class                    ARLIX                08/31/2004

   R Class                                ARYRX                08/31/2004
--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

   Investor Class                         AROIX                08/31/2004

   Advisor Class                          AROAX                08/31/2004

   Institutional Class                    AOOIX                08/31/2004

   R Class                                ARORX                08/31/2004
--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO

   Investor Class                         ARTOX                08/31/2004

   Advisor Class                          ARTAX                08/31/2004

   Institutional Class                    ATTIX                08/31/2004

   R Class                                ARSRX                08/31/2004
--------------------------------------------------------------------------------
 PORTFOLIO: VERY CONSERVATIVE

   Investor Class                         AONIX                09/30/2004
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

   Investor Class                         AOCIX                09/30/2004
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

   Investor Class                         AOMIX                09/30/2004
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

   Investor Class                         AOGIX                09/30/2004
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

   Investor Class                         AOVIX                09/30/2004

--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

The funds' advisor,  American Century  Investment  Management,  Inc., intends to operate the funds as "funds of funds,"  meaning  that  substantially  all of the funds'  assets will be  invested in other  American  Century  mutual  funds (the underlying funds), as described in the funds'  prospectuses.  More details about each of the  underlying  funds are available in its  prospectus and statement of additional information. This section explains the extent to which the underlying funds' advisors can use various  investment  vehicles and strategies in managing the underlying  funds'  assets.  Descriptions  of the investment  techniques and risks  associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND
RISKS,  which begins on page x. In the case of the funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectus.

Because  the  funds  directly  invest  in  only a  relatively  small  number  of underlying funds, they are not diversified as defined in the Investment  Company
Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets  in the  securities  of a  single  issuer  or own  more  than  10% of the outstanding voting securities of a single issuer.  However, the underlying funds are generally  diversified  and so indirectly  provide broad exposure to a large number of securities.

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

As described in the funds'  prospectus,  each fund's assets are allocated  among underlying funds that represent major asset classes, including equity securities
(stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets),  based on the fund's target allocation.  Through the underlying funds, each fund's assets are further  diversified among various investment  categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly  invested in any type of domestic or foreign equity or  equity-equivalent  security,  primarily common stocks,  that meets certain  fundamental  and technical  standards of selection.
Equity equivalents  include securities that permit the fund to receive an equity interest  in an issuer,  the  opportunity  to acquire an equity  interest  in an issuer,  or the  opportunity to receive a return on its investment  that permits the fund to  benefit  from the  growth  over time in the  equity  of an  issuer.
Examples of equity securities and equity equivalents include preferred stock and convertible  securities.  Equity  equivalents also may include  securities whose value or return is  derived  from the value or return of a  different  security.
Depositary  receipts,  which are  described on page x under the heading  FOREIGN
SECURITIES,  are an  example  of the type of  derivative  security  in which the underlying  funds might invest.  Derivative  securities are discussed in greater detail on page x under the heading DERIVATIVE SECURITIES.

The underlying funds' portfolio managers use several  investment  disciplines in managing the equity portion of each fund's portfolio,  including  growth,  value and quantitative management  disciplines.  The growth discipline generally seeks long-term  capital  appreciation  by investing in companies  whose  earnings and revenue trends meet the advisor's investment  criteria.  This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes  companies  whose growth rates,  although still negative, are less negative than prior  periods.  The value  investment  discipline  seeks capital growth by investing in equity  securities of companies that the managers believe to be temporarily undervalued.

The advisor  believes  both value  investing  and growth  investing  provide the potential for  appreciation  over time.  Value  investing  tends to provide less volatile  results.  This lower  volatility  means that the price of value stocks tends  not to fall as  significantly  as the  price  of  growth  stocks  in down markets.  However,  value stocks do not usually  appreciate as  significantly as growth  stocks do in up markets.  In keeping with the  diversification  theme of these  funds,  and as a result of  management's  belief  that  these  styles are complementary,  both  disciplines  will be  represented  to some  degree in each portfolio at all times.

As noted,  the value  investment  discipline  tends to be less volatile than the growth investment discipline.  As a result, portfolios with earlier target years will  generally  have a higher  proportion of their equity  investments in value stocks than portfolios with more distant target years.

In  addition,  the  equity  portion  of each  fund's  portfolio  will be further diversified  among  underlying  funds  that  invest in small,  medium  and large companies.  This  approach  provides  investors  with  an  additional  level  of diversification  and  enables  investors  to achieve a broader  exposure  to the various  capitalization  ranges  without  having to invest  directly in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund's portfolio.  These  disciplines  combine elements of both growth and value investing and are intended to reduce overall volatility  relative to the market.
American  Century's  quantitative  management  disciplines  utilize  a  two-step process that draws heavily on computer  technology.  In the first step, the fund managers rank stocks from most attractive to least  attractive  using a computer model that  combines  measures  of a stock's  value,  as well as measures of its
growth   potential.   To  measure  value,  the  managers  use  ratios  of  stock price-to-book  value and stock  price-to-cash  flow,  among  others.  To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides  better  returns than its benchmark  without taking on significant additional risk.

The  fixed-income  portion of a fund's  portfolio  indirectly  may include  U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign  government,  or an agency or  instrumentality  of the U.S. or a foreign government,  and  nonconvertible  debt  obligations  issued by U.S.  or  foreign corporations.  Some of the underlying funds also may invest in  mortgage-related and other asset-backed securities, which are described in greater detail on page
x under the heading MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES.  As with the equity portion of a fund's portfolio,  the fixed-income  portion of a fund's
portfolio  will  be  diversified  among  the  various  fixed-income   investment
categories described above.

The value of  fixed-income  securities  fluctuates  based on changes in interest rates and in the credit quality of the issuers.  Debt  securities  that comprise part  of a  fund's  fixed-income  portfolio  may  include  investment-grade  and high-yield securities. Investment-grade means that at the time of purchase, such obligations  are  rated  within  the four  highest  categories  by a  nationally recognized statistical rating organization [for example, at least Baa by Moody's
Investors  Service,  Inc.  (Moody's)  or BBB by  Standard  & Poor's  Corporation
(S&P)], or, if not rated, are of equivalent  investment quality as determined by the managers. According to Moody's, bonds rated Baa are medium-grade and possess some  speculative  characteristics.  A BBB rating by S&P indicates  S&P's belief that a  security  exhibits a  satisfactory  degree of safety  and  capacity  for repayment but is more  vulnerable to adverse  economic  conditions  and changing circumstances.

High-yield  securities,  sometimes  referred to as junk bonds,  are higher risk,
nonconvertible   debt   obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which the high-yield  portion of a fund's portfolio may be indirectly  invested.
Debt  securities  rated  below  investment  grade are  considered  by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal  and interest
payments  on  such  securities  than  is  the  case  with   higher-quality  debt
securities.  Regardless of rating  levels,  all debt  securities  considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably  possible,  that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent  portion of a fund's portfolio may be indirectly invested in high-quality money market instruments  (denominated in U.S. dollars),  including
U.S.  government  obligations,   obligations  of  domestic  and  foreign  banks,
short-term corporate debt instruments and repurchase agreements.

The funds are "strategic"  rather than "tactical"  allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers periodically adjust target allocations and rebalance those allocations as described in the prospectus. Reallocations may be implemented promptly or may be implemented  gradually.  In order to minimize the impact of  reallocations  on a fund's  performance,  the managers will generally attempt to reallocate assets gradually.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
ONE CHOICE PORTFOLIO: CONSERVATIVE
ONE CHOICE PORTFOLIO: MODERATE
ONE CHOICE PORTFOLIO: AGGRESSIVE
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

In general,  within the restrictions outlined here and in the funds' prospectus, the fund managers have broad powers to decide how to invest fund assets.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described in the funds' prospectus and below.

As described in the funds'  prospectus,  each fund's assets are allocated  among underlying funds that represent major asset classes, including equity securities
(stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets),  based  on the  fund's  neutral  mix  and  subject  to the  applicable operating  ranges.  Through the underlying funds, each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly  invested in any type of domestic or foreign equity or  equity-equivalent  security,  primarily common stocks,  that meets certain  fundamental  and technical  standards of selection.
Equity equivalents  include securities that permit the fund to receive an equity interest  in an issuer,  the  opportunity  to acquire an equity  interest  in an issuer,  or the  opportunity to receive a return on its investment  that permits the fund to  benefit  from the  growth  over time in the  equity  of an  issuer.
Examples of equity securities and equity equivalents include preferred stock and convertible  securities.  Equity  equivalents also may include  securities whose value or return is  derived  from the value or return of a  different  security.
Depositary  receipts,  which are  described on page x under the heading  FOREIGN
SECURITIES,  are an  example  of the type of  derivative  security  in which the underlying  funds might invest.  Derivative  securities are discussed in greater detail on page x under the heading DERIVATIVE SECURITIES.

The underlying funds' portfolio managers use several  investment  disciplines in managing the equity portion of each fund's portfolio,  including  growth,  value and quantitative management  disciplines.  The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's investment  criteria.  This includes companies whose earnings and revenues are not only growing,  but growing at an accelerating pace. It also includes  companies  whose  growth  rates,  although  still  negative,  are less negative  than prior  periods.  The value  investment  discipline  seeks capital growth by investing in equity  securities of companies that the managers believe to be temporarily undervalued.

The advisor  believes  both value  investing  and growth  investing  provide the potential for  appreciation  over time.  Value  investing  tends to provide less volatile  results.  This lower  volatility  means that the price of value stocks tends  not to fall as  significantly  as the  price  of  growth  stocks  in down markets.  However,  value stocks do not usually  appreciate as  significantly as growth  stocks do in up markets.  In keeping with the  diversification  theme of these  funds,  and as a result of  management's  belief  that  these  styles are complementary,  both  disciplines  will be  represented  to some  degree in each portfolio at all times.

As noted,  the value  investment  discipline  tends to be less volatile than the growth investment  discipline.  As a result,  the more  conservative  funds will generally have a higher  proportion of their equity  investments in value stocks than  the more  aggressive  funds.  Likewise,  the more  aggressive  funds  will generally have a greater  proportion of growth stocks than the more conservative funds.

In  addition,  the  equity  portion  of each  fund's  portfolio  will be further diversified  among  underlying  funds  that  invest in small,  medium  and large companies.  This  approach  provides  investors  with  an  additional  level  of diversification  and  enables  investors  to achieve a broader  exposure  to the various capitalization ranges without having to invest in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund's portfolio.  These  disciplines  combine elements of both growth and value investing and are intended to reduce overall volatility  relative to the market.
American  Century's  quantitative  management  disciplines  utilize  a  two-step process that draws heavily on computer  technology.  In the first step, the fund managers rank stocks from most attractive to least  attractive  using a computer model that  combines  measures  of a stock's  value,  as well as measures of its
growth   potential.   To  measure  value,  the  managers  use  ratios  of  stock price-to-book  value and stock  price-to-cash  flow,  among  others.  To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides  better  returns than its benchmark  without taking on significant additional risk.

Although  the funds  generally  will  remain  exposed to each of the  investment disciplines and categories described above, a particular  investment  discipline or investment  category may be emphasized when, in the managers'  opinion,  such
investment   discipline  or  category  is  undervalued  relative  to  the  other disciplines or categories.

The  fixed-income  portion of a fund's  portfolio  indirectly  may include  U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign  government,  or an agency or  instrumentality  of the U.S. or a foreign government,  and  nonconvertible  debt  obligations  issued by U.S.  or  foreign corporations.  Some of the underlying funds also may invest in  mortgage-related and other asset-backed securities, which are described in greater detail on page
x under the heading MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES.  As with the equity portion of a fund's portfolio,  the fixed-income  portion of a fund's
portfolio  will  be  diversified  among  the  various  fixed-income   investment
categories described above.

The value of  fixed-income  securities  fluctuates  based on changes in interest rates and in the credit quality of the issuers.  Debt  securities  that comprise
part  of  a  fund's   fixed-income   portfolio  will  be  limited  primarily  to
investment-grade obligations. However, One Choice Portfolio: Moderate may invest up to 5% of its  assets,  and One Choice  Portfolio:  Aggressive  and One Choice
Portfolio:  Very  Aggressive  may  invest  up to  10%  of  their  assets  in the
High-Yield  Fund or  other  underlying  funds  that  invest  primarily  in below
investment-grade   (high  yield)   securities.   One  Choice   Portfolio:   Very
Conservative  and One  Choice  Portfolio:  Conservative  may not  invest in such funds. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized  statistical rating  organization [for example,  at least Baa by Moody's  Investors  Service,
Inc.  (Moody's) or BBB by Standard & Poor's Corporation  (S&P)],  or, if
not rated, are of equivalent  investment  quality as determined by the managers.
According  to  Moody's,  bonds  rated  Baa are  medium-grade  and  possess  some speculative characteristics.  A BBB rating by S&P indicates S&P's belief that a  security  exhibits a  satisfactory  degree of safety  and  capacity  for repayment but is more  vulnerable to adverse  economic  conditions  and changing circumstances.

High-yield  securities,  sometimes  referred to as junk bonds,  are higher risk,
nonconvertible   debt   obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt
securities   rated  below   investment  grade  are  considered  by  many  to  be
predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal  and interest
payments  on  such  securities  than  is  the  case  with   higher-quality  debt
securities.  Regardless of rating  levels,  all debt  securities  considered for purchase by the  underlying  fund are analyzed by the managers to determine,  to the extent reasonably  possible,  that the planned investment is consistent with the investment objective of the fund.

The   cash-equivalent   portion  of  a  fund's  portfolio  may  be  invested  in
high-quality money market instruments  (denominated in U.S. dollars),  including
U.S.  government  obligations,   obligations  of  domestic  and  foreign  banks,
short-term corporate debt instruments and repurchase agreements.

The following  table shows the operating  ranges for the One Choice  Portfolios'
investments in underlying funds that invest primarily in foreign securities.

                                               FOREIGN             FOREIGN
FUND                                           EQUITY FUNDS        DEBT FUNDS
--------------------------------------------------------------------------------
One Choice Portfolio: Very Conservative             0%               5-20%
--------------------------------------------------------------------------------
One Choice Portfolio: Conservative               3-15%               2-15%
--------------------------------------------------------------------------------
One Choice Portfolio: Moderate                   5-25%               0-10%
--------------------------------------------------------------------------------
One Choice Portfolio: Aggressive                10-30%               0-10%
--------------------------------------------------------------------------------
One Choice Portfolio: Very Aggressive           10-30%                0-5%
--------------------------------------------------------------------------------

One Choice Portfolio: Moderate, One Choice Portfolio:  Aggressive and One Choice
Portfolio:  Very Aggressive may invest a minority  portion of their foreign fund holdings in the  Emerging  Markets  Fund or other  underlying  funds that invest primarily in equity  securities  of issuers in emerging  market  countries.  One
Choice Portfolio:  Very Conservative and One Choice Portfolio:  Conservative may
not invest in such funds.

The funds are "strategic"  rather than "tactical"  allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds' investment  objectives and thus select a blend of underlying funds in the various asset classes.

The managers  regularly  review each fund's  investments and allocations and may make changes in the  underlying  fund  holdings  within each asset class or to a fund's asset mix (within the defined operating ranges) to emphasize  investments that they believe will provide the most favorable outlook for achieving a fund's objective.  Recommended  reallocations  may be  implemented  promptly  or may be implemented  gradually.  In order to minimize the impact of  reallocations  on a fund's  performance,  the managers will generally  attempt to reallocate  assets gradually.

The funds attempt to diversify across asset classes and investment categories to a greater  extent  than funds that  invest  primarily  in equity  securities  or primarily in  fixed-income  securities.  However,  the funds are designed to fit five  general  risk  profiles  and may not  provide  an  appropriately  balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The underlying  funds'  portfolio  managers also may use the various  investment vehicles and  techniques  described  in this section in managing the  underlying funds' assets. This section also details the risks associated with each, because
each  investment  vehicle  and  technique   contributes  to  the  My  Retirement
Portfolios'  and  the One  Choice  Portfolios'  overall  risk  profiles.  In the
INVESTMENT STRATEGIES AND RISKS section, references to funds mean the underlying funds, unless otherwise noted.

FOREIGN SECURITIES

Some of the funds may invest in the securities  (including  debt  securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection.  Securities of foreign  issuers may trade in the U.S. or foreign securities markets.

The funds may make such  investments  either  directly in foreign  securities or indirectly by  purchasing  depositary  receipts or depositary  shares of similar instruments  (depositary  receipts) for foreign securities.  Depositary receipts are  securities  that  are  listed  on  exchanges  or  quoted  in  the  domestic over-the-counter  markets  in one  country,  but  represent  shares  of  issuers domiciled in another country.  Direct  investments in foreign  securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their  investment  objective  and  policies,  the funds may invest in common stocks, convertible securities,  preferred stocks, bonds, notes and other debt securities of foreign  issuers and debt  securities of foreign  governments and their  agencies.  The credit quality  standards  applicable to domestic debt securities  purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest  have  substantially  less  trading  volume  than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

INVESTING IN EMERGING MARKET COUNTRIES

Some of the funds  may  invest in  securities  of  issuers  in  emerging  market
(developing)  countries.  The funds  consider  "emerging  market  countries"  to include all  countries  that are  considered  by the advisor to be developing or emerging countries.  Currently,  the countries not included in this category for the funds are Australia,  Austria,  Belgium,  Bermuda, Canada, Denmark, Finland,
France,  Germany,  Greece, Hong Kong, Ireland,  Italy,  Japan,  Luxembourg,  The
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland,  the United Kingdom and the United States. In addition,  as used in this  statement of additional  information,  "securities  of issuers in emerging market  countries"  means (i)  securities  of  issuers  for which the  principal securities  trading market is an emerging  market country or (ii)  securities of issuers  having  their  principal  place of business or  principal  office in an emerging market country.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete  the  contemplated  currency  exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  Settlement  Hedges or  Transaction  Hedges - When the fund managers wish to lock in the U.S. dollar price of a foreign  currency  denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position  Hedges - When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting  Currency  Exposure - A fund may also enter into forward contracts to shift its investment  exposure from one currency into another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the fund managers believed that the U.S. dollar may suffer a substantial  decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio securities, the fund's custodian will segregate on its records cash or other liquid assets  having a value equal to the aggregate  amount of the fund's commitments  under  forward  contracts  entered  into with  respect to  position hedges, settlement hedges and anticipatory hedges.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent  in kind and amount to the  securities  being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral  account  consisting of cash, cash  equivalents or other  appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional  transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by their investment  objectives and policies,  the funds may invest in securities that are commonly referred to as derivative securities.
Generally,  a derivative security is a financial  arrangement the value of which is based on, or derived from, a traditional  security,  asset,  or market index.
Certain derivative  securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary  receipts), currencies,  interest rates,  indices or other financial  indicators  (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices  or  currency  exchange  rates.  They  also are used for cash management  purposes as a low-cost  method of gaining  exposure to a  particular securities market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Directors as necessary.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The funds may  purchase  mortgage-related  and  other  asset-backed  securities.
Mortgage  pass-through  securities  are  securities  representing  interests  in
"pools" of mortgages  in which  payments of both  interest and  principal on the securities  are generally  made monthly,  in effect  "passing  through"  monthly payments made by the individual borrowers on the residential mortgage loans that underlie  the  securities  (net of fees paid to the issuer or  guarantor  of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through  securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the  Government  National  Mortgage  Association  (GNMA),  or  guaranteed  by agencies  or  instrumentalities  of  the  U.S.  government,  as in the  case  of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC),  which are supported only by the discretionary  authority  of  the  U.S.  government  to  purchase  the  agency's obligations.

Mortgage  pass-through  securities created by  nongovernmental  issuers (such as commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees,  including  individual loan, title, pool and  hazard  insurance  and  letters  of  credit,  which  may be  issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized  mortgage  obligations  (CMOs). CMOs are mortgage-backed  securities issued by government  agencies;  single-purpose,
stand-alone   financial   subsidiaries;    trusts   established   by   financial
institutions; or similar institutions. The funds may buy CMOs that:

o    are  collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or  instrumentality of the U.S. government;

o    are  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer,  and the guarantee is collateralized by U.S. government securities; and

o    are  securities in which the proceeds of the issue are invested in mortgage securities  and  payments of principal  and  interest are  supported by the credit of an agency or instrumentality of the U.S. government.

SWAP AGREEMENTS

A fund may invest in swap agreements,  consistent with its investment  objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread  through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund  anticipates purchasing  at a later date;  or gain  exposure  to certain  markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market  exposure.  Although other  techniques may be used to control a fund's exposure to market  fluctuations,  the use of futures  contracts may be a more  effective  means of hedging  this  exposure.  While a fund pays  brokerage commissions in connection with opening and closing out futures positions,  these costs are lower than the transaction  costs incurred in the purchase and sale of the underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a
specified   date.   The  fund   managers  may  engage  in  futures  and  options
transactions,  consistent with the funds' investment objectives,  that are based on  securities  indices.  Examples of indices  that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income  portion of the funds or the
S&P 500 Index for the equity  portion of the funds.  The  managers  also may engage in futures and options transactions based on specific securities. Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading are regulated under the Commodity  Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly  correlated with its other  investments or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Some of the funds may write (or sell) call  options that  obligate  them to sell
(or deliver) the option's  underlying  instrument  upon  exercise of the option.
While the  receipt  of option  premiums  would  mitigate  the  effects  of price declines,  the  funds  would  give up some  ability  to  participate  in a price increase  on the  underlying  security.  If a fund  were to  engage  in  options transactions,  it would own the futures contract at the time a call were written and would keep the contract open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Some  funds may enter  into  futures  contracts,  options  or options on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

Some  funds may invest a portion of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment  companies,  or other  entities,  corporate  or  otherwise,  that are created for the express purpose of  securitizing  obligations or income streams.
For example,  a fund's investments in a trust created for the purpose of pooling mortgage  obligations  or other  financial  assets  would not be  subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities  pursuant  to the  investment  policies  of that fund.  A  repurchase agreement  occurs  when,  at  the  time  a fund  purchases  an  interest-bearing obligation,  the  seller  (a  bank  or  a  broker-dealer  registered  under  the
Securities  Exchange Act of 1934)  agrees to purchase it on a specified  date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The managers  expect the funds will pay more for  securities  with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative  security that bears an interest rate that moves  inversely to market  interest  rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is  accomplished  by expressing  the interest rate on the inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market (1) by a broker-dealer who purchases  fixed-rate bonds and places them in a trust;  or (2) by an issuer  seeking to reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than the market value of fixed-rate bonds.

OTHER INVESTMENT COMPANIES

Each of the My Retirement Portfolios and the One Choice Portfolios may invest up to 100% of its total assets in other  American  Century mutual funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940.

Each of the  underlying  funds may invest up to 10% of its total assets in other investment  companies,  such as mutual funds,  provided  that the  investment is
consistent  with  the  fund's  investment   policies  and  restrictions.   These
investments  may  include  investments  in money  market  funds  managed  by the advisor.  Under the Investment Company Act, each underlying fund's investment in such securities, subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company,

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each  underlying  fund may  invest in  exchange  traded  funds  (ETFs),  such as
Standard & Poor's Depositary  Receipts (SPDRs) and the Lehman Aggregate Bond
ETF,  with  the  same  percentage   limitations  as  investments  in  registered
investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

The  funds may  invest a  portion  of their  assets  in money  market  and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

Each of the My Retirement Portfolios and the One Choice Portfolios may invest up to 100% of its total assets in other  American  Century  mutual funds  including money market funds in reliance on Section  12(d)(1)(G) of the Investment Company
Act of 1940.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon,  step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments.  Zero-coupon and step-coupon securities are sold at a deep  discount to their face  value.  Pay-in-kind  securities  pay interest through the issuance of additional securities.  Because such securities do not pay current cash income,  the price of these  securities  can be volatile when interest rates  fluctuate.  While these  securities do not pay current cash income, federal income tax law requires the holders of zero-coupon,  step-coupon and  pay-in-kind  securities  to include in income  each year the portion of the original  issue  discount and other noncash  income on such  securities  accrued during that year.  In order to continue to qualify for  treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make  distributions  of income  accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market  prices,  in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan  interests  are interests in amounts owed by a corporate,  governmental  or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity  of any number of days or years,  and may be  acquired from U.S. and foreign banks,  insurance  companies,  finance  companies or other financial  institutions  that  have  made  loans  or are  members  of a  lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or  bankruptcy  of the  borrower  and, in the case of participation interests,  involve a risk of insolvency of the agent lending bank or other financial intermediary.  Loan interests are not rated by any nationally recognized  securities  rating  organization  and are, at  present,  not readily marketable and may be subject to contractual restrictions on resale.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY

Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33 1/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.

Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.

Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities,  except  that  the  funds  will
                              invest   substantially  all  of  their  assets  in
                              investment  companies  that  are  members  of  the
                              American Century family of funds).

Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.

Commodities                    A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                       A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower  than the cost of  short-term bank loans.  Interfund loans and borrowing  normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only  when the  returns  are  higher  than  those  available  for other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing charges.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that:

(a)  there is no  limitation  with  respect to  investments  in the mutual  fund industry,

(b)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(c)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(d)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(e)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

Futures & Options   A fund may enter into futures  contracts,  and write and buy put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be  possible  for the fund to lose more than the notional value of the investment.

Issuers with        A fund  may  invest  up to 5% of its  assets  in the  equity
Limited             securities of issuers with limited operating  histories.  An
Operating           issuer is considered to have a limited  operating history if
Histories           that  issuer  has a  record  of less  than  three  years  of
                    continuous   operation.   Periods  of   capital   formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a  record  of  three  years  of  continuous  operation.  For purposes of this  limitation,  "issuers" refers to operating companies  that issue  securities for the purpose of issuing debt or  raising  capital  as a  means  of  financing  their ongoing operations.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular ownership.  Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The  portfolio  turnover  rates of each fund  will be  listed  in the  Financial
Highlights tables in the prospectus.

The funds will, under most circumstances, be essentially fully invested in other
American  Century mutual funds within the allocation  framework set forth in the prospectuses.  The portfolio  managers may sell shares of the  underlying  funds without  regard to the  length of time they  have  been  held.  A high  level of turnover is not anticipated  beyond that necessary to accommodate  purchases and sales of each fund's shares and to implement  periodic  asset  rebalancings  and reallocations.  Details about the  underlying  funds'  portfolio  turnover rates appear in those funds' prospectuses and statements of additional information.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC. The  directors  serve in this capacity for six registered  investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

                                                                               NUMBER OF
                          POSTION(S)  LENGTH                                   PORTFOLIOS IN    OTHER
                          HELD        OF TIME                                  FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS             WITH        SERVED       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      HELD BY
(YEAR OF BIRTH)           FUND        (YEARS)      DURING PAST 5 YEARS         DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)  Director,   46           Founder, Director and          54            None
4500 Main Street          Co-Vice                  Controlling Shareholder, ACC
Kansas City, MO 64111     Chairman                 Chairman, ACC (January 1995
(1924)                                             to December 2004)
                                                   Director, ACGIM, ACIM, ACS LLC
                                                   and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)   Director,   14           Chairman, ACC  (January 2005   54            None
4500 Main Street          Co-Vice                  to present)
Kansas City, MO 64111     Chairman                 Co-Chairman, ACC (September
(1959)                                             2000 to December 2004)
                                                   Chief Executive Officer, ACC
                                                   (June 1996 to September 2000)
                                                   Chairman, ACS LLC and other
                                                   ACC subsidiaries
                                                   Director, ACC, ACGIM,  ACIM,
                                                   ACS LLC and other ACC
                                                   subsidiaries
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
Thomas A. Brown           Director    24           Retired, formerly Chief        54            None
4500 Main Street                                   Executive Officer/Treasurer,
Kansas City, MO 64111                              ASSOCIATED BEARINGS COMPANY
(1940)
-------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.     Director    7            Senior Vice President,         54            None
4500 Main Street                                   MIDWEST RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)
-------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock           Director    8            Retired, formerly Chairman,    54            Director,
4500 Main Street                                   PUBLIC SERVICE COMPANY                       ALLIED
Kansas City, MO 64111                              OF COLORADO                                  MOTION
(1935)                                                                                          TECHNOLOGIES,
                                                                                                INC.
-------------------------------------------------------------------------------------------------------------
Donald H. Pratt           Director,   9            Chairman,                      54            None
4500 Main Street          Chairman                 WESTERN INVESTMENTS, INC.
Kansas City, MO 64111     of the                   Retired Chairman of the Board,
(1937)                    Board                    BUTLER MANUFACTURING COMPANY
-----------------------------------------------------------------------------------------------------------
Gale E. Sayers            Director    4            President, Chief Executive     54            Director,
4500 Main Street                                   Officer and Founder,                         TRIAD
Kansas City, MO 64111                              SAYERS40, INC., a technology                 HOSPITALS,
(1943)                                             products and services provider               INC.
-----------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord    Director    10           Senior  Vice President,        54            Director,
4500 Main Street                                   Process Excellence, SPRINT                   DST SYSTEMS,
Kansas City, MO 64111                              CORPORATION (January 2005 to                 INC.
(1945)                                             present)                                     Director,
                                                   Senior Vice President,                       EURONET
                                                   Transformation,                              WORLDWIDE
                                                   SPRINT CORPORATION
                                                   (September 2003 to December
                                                   2004)
                                                   Senior Vice President-
                                                   Financial Services
                                                   SPRINT CORPORATION
                                                   (January 2003 to September
                                                   2003)
                                                   Senior Vice President-Finance
                                                   Global Markets Group
                                                   SPRINT CORPORATION
                                                   (November 1998 to January 2003)
--------------------------------------------------------------------------------------------------------------
(1) JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                               NUMBER OF
                          POSTION(S)  LENGTH                                   PORTFOLIOS IN    OTHER
                          HELD        OF TIME                                  FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS             WITH        SERVED      PRINCIPAL OCCUPATION(S)      OVERSEEN BY      HELD BY
(YEAR OF BIRTH)           FUND        (YEARS)     DURING PAST 5 YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
Timothy S. Webster         Director    3          President and Chief             54             Director,
4500 Main Street                                  Executive Officer,                             AMERICAN
Kansas City, MO 64111                             AMERICAN ITALIAN PASTA COMPANY                 ITALIAN
(1961)                                                                                           PASTA
                                                                                                 COMPANY
-------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------
William M. Lyons           President   4          Chief Executive Officer, ACC    Not            Not
4500 Main Street                                  (September 2000 to present)     applicable     applicable
Kansas City, MO 64111                             President, ACC
(1955)                                            (June 1997 to present)
                                                  Chief Operating Officer, ACC
                                                  (June 1996 to September 2000)
                                                  Also serves as: Chief Executive
                                                  Officer and President, ACIS,
                                                  ACGIM, ACIM and other ACC
                                                  subsidiaries, Executive Vice
                                                  President, ACS LLC and other
                                                  ACC subsidiaries, Director, ACC,
                                                  ACIS, ACGIM, ACIM, ACS LLC and
                                                  other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------
Robert T. Jackson          Executive   9          Chief Administrative Officer,   Not            Not
4500 Main Street           Vice                   ACC (August 1997 to present)    applicable     applicable
Kansas City, MO 64111      President              Chief Financial Officer, ACC
(1946)                                            (May 1995 to October 2002)
                                                  Executive Vice President, ACC
                                                  (May 1995 to present)
                                                  Also serves as: Chief Executive
                                                  Officer, Chief Financial Officer
                                                  and President, ACS LLC, Chief
                                                  Financial  Officer and Executive
                                                  Vice President, ACGIM, ACIM, ACIS
                                                  and other ACC subsidiaries,
                                                  Treasurer, ACGIM, ACIM and other
                                                  ACC subsidiaries,  Director, ACC
                                                  and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------
Maryanne Roepke            Senior      4          Assistant Treasurer, ACC        Not            Not
4500 Main Street           Vice                   (January 1995 to present)       applicable     applicable
Kansas City, MO 64111      President,             Also serves as: Senior Vice
(1956)                     Treasurer              PRESIDENT, ACS LLC , Assistant
                           and Chief              Treasurer, ACGIM, ACIM, ACIS,
                           Accounting             ACS LLC and other ACC
                           Officer                subsidiaries
-------------------------------------------------------------------------------------------------------------
David C. Tucker            Senior      4          Vice President, ACC             Not            Not
4500 Main Street           Vice                   (February 2001 to present)      applicable     applicable
Kansas City, MO 64111      President              General Counsel, ACC
(1958)                     and                    (June 1998 to present)
                           General                Also serves as:  Senior Vice
                           Counsel                President and General Counsel,
                                                  ACGIM, ACIM, ACIS, ACS LLC
                                                  and other ACC subsidiaries

                                                                               NUMBER OF
                          POSTION(S)  LENGTH                                   PORTFOLIOS IN    OTHER
                          HELD        OF TIME                                  FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS             WITH        SERVED       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      HELD BY
(YEAR OF BIRTH)           FUND        (YEARS)      DURING PAST 5 YEARS         DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice President 4           Chief Compliance Officer,     Not            Not
4500 Main Street         and Chief      Less than   ACS LLC, ACIM and ACGIM       applicable     applicable
Kansas City, MO 64111    Compliance     one year    (March 2005 to present)
(1967)                   Officer                    Vice President, ACS LLC
                                                    (February 2000 to present)
                                                    Assistant General Counsel,
                                                    ACS LLC (January 1998 to
                                                    March 2005)
-------------------------------------------------------------------------------------------------------------
Robert Leach             Controller     7           Vice President, ACS LLC       Not            Not
4500 Main Street                                    (February 2000 to present)    applicable     applicable
Kansas City, MO 64111                               Controller-Fund
(1966)                                              Accounting, ACS LLC
                                                    (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer    7           Vice President, ACC           Not            Not
4500 Main Street                                    (October 2001 to present)     applicable     applicable
Kansas City, MO 64111                               Vice President, Corporate
(1967)                                              Tax, ACS LLC (April 1998
                                                    to present)  Also serves as:
                                                    Vice President, ACGIM, ACIM,
                                                    ACIS and other ACC
                                                    subsidiaries
-------------------------------------------------------------------------------------------------------------

On December 23, 1999,  American Century Services,  LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS LLC (the Agreement).  For its software,  ACS LLC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2004, DST received  $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004, was approximately $2.43 billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS LLC.
DST  was  chosen  by  ACS  LLC  for  its  industry-leading   role  in  providing
cost-effective back office support for mutual fund service providers such as ACS
LLC.  DST is the largest  mutual fund  transfer  agent,  servicing  more than 75 million  mutual  fund  accounts on its  shareholder  recordkeeping  system.  Ms.
Strandjord's  role as a director of DST was not  considered  by ACS LLC; she was not involved in any way with the  negotiations  between ACS LLC and DST; and her status  as a  director  of  either  DST or the  funds  was not a  factor  in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the  independent  directors of the funds,  have  concluded that the existence of this  Agreement  does  not  impair  Ms.  Strandjord's  ability  to  serve  as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and  terminate  such agents as they  consider  appropriate.
They may appoint from their own number and  establish  and terminate one or more committees  consisting of two or more  directors who may exercise the powers and authority of the board to the extent that the directors determine.  They may, in general,  delegate such  authority as they consider  desirable to any officer of the funds,  to any  committee  of the board and to any agent or  employee of the funds or to any custodian,  transfer or investor  servicing  agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

At a meeting held in August 2004,  the Board of Directors  unanimously  approved the initial management agreement for the funds.

In  advance of the  board's  consideration,  the  advisor  provided  information concerning  the  proposed  funds.  The  materials  circulated  in advance of the meeting  and  the  discussions  held  at the  meeting  detailed  the  investment objectives  and  strategies  proposed to be utilized by the advisor,  the funds'
characteristics  and key attributes,  the rationale for launching the funds, the experience of the portfolio management staff designated to manage the funds, the proposed pricing, and the markets in which the funds would be sold.

While  profitability  of a non-existent  fund cannot be measured,  the board did consider the  entrepreneurial  risk that the advisor  assumes in launching a new fund. In particular,  the board considered the fact that the advisor will charge no fee for advisory  services  provided  directly to any of the funds. The board also  noted  that the  funds,  because  they  invest in other  funds  managed by
American Century, would benefit American Century through increased assets in the underlying  funds.  It examined the management fee for each  underlying fund and the resulting estimated weighted management fee for each fund and determined the fee was fair and  reasonable  in light of the  services  rendered.  The  board's
separate   consideration   of  the  management  fees  of  the  underlying  funds
contributed to the basis for this conclusion.

The board also approved a 0.20% administrative fee for the Investor, Advisor and
R Classes of the My  Retirement  Portfolios.  In doing so, the board  noted that these portfolios will invest in the Institutional Class shares of the underlying
American Century mutual funds, which is the most inexpensive class.  (Because no
American Century money market fund has an Institutional Class, the My Retirement
Portfolios  invest in the Investor  Class of the Premium Money Market Fund,  the
most  inexpensive  general  purpose  money market fund  available  from American
Century.)  The   Institutional   Class  is  made   available  to   institutional
shareholders or through financial intermediaries that do not require significant shareholder  and  administrative  services  from  the  funds'  advisor  and  its affiliates. The administrative fee takes into account the additional shareholder and administrative services required by shareholders using the Investor, Advisor and R Classes of the My  Retirement  Portfolios.  It is  structured  so that the total operating cost borne by investors will be approximately  equal to the cost they would bear if they could construct the portfolios themselves.

Finally,  the board considered the position that the new funds would take in the lineup of the American Century family of funds and the benefits of the broadened product offering to shareholders of existing funds and the new funds.

Not  specifically  discussed,  but  important  in the  decision  to approve  the management agreement,  is the directors' familiarity with the advisor. The Board of Directors oversees and evaluates on a continuous basis the nature and quality of all services the advisor performs for other funds within the American Century complex.  As a result, the directors have confidence in the advisor's  integrity and competence in providing services to funds.

Based on its evaluation of all material  factors,  and assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded that the  investment  management  agreement  between the funds and the advisor is fair and  reasonable  in light of the  services  to be  provided  and should be approved.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                                NUMBER OF
                                                                                                MEETINGS HELD
                                                                                                DURING LAST
COMMITTEE       MEMBERS                 FUNCTION                                                FISCAL YEAR
--------------------------------------------------------------------------------------------------------------

Executive       Donald H. Pratt         The Executive Committee performs the functions of the        0
                James E. Stowers III    Board of Directors between board meetings, subject
                M. Jeanne Strandjord    to the limitations on its power set out in the Maryland
                                        General Corporation Law, and except for matters
                                        required by the Investment Company Act to be acted
                                        upon by the whole board.

Compliance      Andrea C. Hall, Ph.D.   The Compliance and Shareholder Communications Committee      4
and             Thomas A. Brown         reviews the results of the funds' compliance testing
Shareholder     Gale E. Sayers          program, reviews quarterly reports from the communications
Communications  M. Jeanne Strandjord    advisor to the board regarding various compliance matters
                                        and monitors  the implementation of the funds' Code
                                        of Ethics, including any violations.

Audit           D.D. (Del) Hock         The Audit Committee approves the engagement of the funds'    4
                Donald H. Pratt         independent registered public accounting firm, recommends
                Timothy S. Webster      approval of such engagement to the independent directors
                                        and oversees the activities of the funds' independent
                                        registered public accounting firm. The Committee receives
                                        reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also
                                        receives reporting about compliance matters affecting the
                                        funds.

Governance      Donald H. Pratt         The Governance Committee primarily considers and             1
                Thomas A. Brown         recommends individuals for nomination as directors. The
                M. Jeannine Strandjord  names of potential director candidates are drawn from a number of sources, including recommendations from members
                                        of the board, management (in the case of interested
                                        directors only) and shareholders. See NOMINATIONS OF
                                        DIRECTORS below. This committee also reviews and makes
                                        recommendations to the board with respect to the
                                        composition of board committees and other board-related
                                        matters, including its organization, size,
                                        composition, responsibilities, functions and compensation.

Fund            Timothy S. Webster      The Fund Performance Review Committee reviews quarterly      4
Performance     Thomas A. Brown         the investment activities and strategies used to
Review          Andrea C. Hall, Ph.D.   manage fund assets. The committee regularly receives
                D.D. (Del) Hock         reports from portfolio managers and other investment
                Donald H. Pratt         personnel concerning the funds' investments.
                Gale E. Sayers
                M. Jeannine Strandjord

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six  investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED JULY 31, 2005

                                                      TOTAL COMPENSATION FROM
                            TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(1)         FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                   $544                      $94,781
Andrea C. Hall, Ph.D.             $573                      $99,781
D.D. (Del) Hock                   $576                      $100,281
Donald H. Pratt                   $691                      $120,281
Gale E. Sayers                    $538                      $93,781
M. Jeannine Strandjord            $544                      $94,781
Timothy S. Webster                $563                      $98,031

(1)  INCLUDES  COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED JULY
     31,  2005,  AND ALSO  INCLUDES  AMOUNTS  DEFERRED  AT THE  ELECTION  OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE  PRECEDING  TABLE IS AS FOLLOWS:  MR.  BROWN,
     $16,256;  DR. HALL, $87,781;  MR. HOCK, $87,781;  MR. PRATT,  $15,938;  MR.
     SAYERS, $93,781; AND MR. WEBSTER, $46,515.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed  to change  their  designation  of mutual  funds  from time to time.  No deferred  fees are  payable  until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended July 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below.

                                                            NAME OF DIRECTORS

                                             JAMES E.     JAMES E.    THOMAS A.    ANDREA C
                                           STOWERS, JR.  STOWERS III    BROWN     HALL, PH.D.
DOLLAR RANGE OF EQUITY SECURITIES
IN THE FUNDS:

  My Retirement 2015 Portfolio                   A            A           A            A

  My Retirement 2025 Portfolio                   A            A           A            A

  My Retirement 2035 Portfolio                   A            A           A            A

  My Retirement 2045 Portfolio                   A            A           A            A

  My Retirement Income Portfolio                 A            A           A            A

  One Choice Portfolio: Very Conservative        A            A           A            A

  One Choice Portfolio: Conservative             A            A           A            A

  One Choice Portfolio: Moderate                 A            A           A            A

  One Choice Portfolio: Aggressive               A            A           A            A

  One Choice Portfolio: Very Aggressive          A            A           A            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                   E            E           E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                               NAME OF DIRECTORSS

                                            D.D. (DEL)   DONALD    GALE E.   M. JEANNINE    TIMOTHY
                                               HOCK     H. PRATT    SAYERS   STRANDJORD     WEBSTER

DOLLAR RANGE OF EQUITY SECURITIES IN THE
FUNDS:

  My Retirement 2015 Portfolio                  A           A         A           A            A

  My Retirement 2025 Portfolio                  A           A         A           A            A

  My Retirement 2035 Portfolio                  A           A         A           A            A

  My Retirement 2045 Portfolio                  A           A         A           A            A

  My Retirement Income Portfolio                A           A         A           A            A

  One Choice Portfolio: Very Conservative       A           A         A           A            A

  One Choice Portfolio: Conservative            A           A         A           A            A

  One Choice Portfolio: Moderate                A           A         A           A            A

  One Choice Portfolio: Aggressive              A           A         A           A            A

  One Choice Portfolio: Very Aggressive         A           A         A           A            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                  E           E         D           E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics under Rule 17j-1 of the  Investment  Company Act, and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the underlying funds,  provided that they first obtain  approval from the  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that  could  affect  the value of the  investment.  To avoid any  potential conflict of interest  that may arise when one American  Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares. That is, it will  vote the  shares  in the same  proportion  as the vote of all other holders of the shares.  The funds' Board of Directors has approved the advisor's
Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =     Cumulative Voting

   =     Staggered Boards

   =     "Blank Check" Preferred Stock

   =     Elimination of Preemptive Rights

   =     Non-targeted Share Repurchase

   =     Increase in Authorized Common Stock

   =     "Supermajority" Voting Provisions or Super Voting Share Classes

   =     "Fair Price" Amendments

   =     Limiting the Right to Call Special Shareholder Meetings

   =     Poison Pills or Shareholder Rights Plans

   =     Golden Parachutes

   =     Reincorporation

   =     Confidential Voting

   =     Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period ended June 30, are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor  (ACIM) has adopted  policies  and  procedures  with  respect to the disclosure of fund portfolio holdings and  characteristics,  which are described below.

DISTRIBUTION TO THE PUBLIC

The funds invest only in other American Century mutual funds. These holdings, as described  in the funds'  prospectuses,  are  available  at any time with no lag
period.   In  addition,   full  portfolio   holdings  are  transmitted  to  fund
shareholders twice each year in annual and semi-annual reports.

The advisor makes no distinction among different categories of recipients,  such as individual investors, institutional investors, intermediaries that distribute
the  funds'  shares,   third-party   service   providers,   rating  and  ranking
organizations,  and  fund  affiliates.  Because  this  information  is  publicly
available  and  widely  disseminated,   the  advisor  places  no  conditions  or
restrictions  on, and does not monitor,  its use.  Nor does the advisor  require special authorization for its disclosure.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of November ___, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                                PERCENTAGE OF     PERCENTAGE OF
                                                OUTSTANDING       OUTSTANDING
FUND/                                           SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                           OF RECORD         BENEFICIALLY (1)
-------------------------------------------------------------------------------------

MY RETIREMENT 2015 PORTFOLIO

   Investor

   Advisor

   Institutional

   R

MY RETIREMENT 2025 PORTFOLIO

   Investor

   Advisor

   Institutional

   R

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF     PERCENTAGE OF
                                                OUTSTANDING       OUTSTANDING
FUND/                                           SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                           OF RECORD         BENEFICIALLY (1)
-------------------------------------------------------------------------------------

MY RETIREMENT 2035 PORTFOLIO

   Investor

   Advisor

   Institutional

   R

MY RETIREMENT 2045 PORTFOLIO

   Investor

   Advisor

   Institutional

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF     PERCENTAGE OF
                                                OUTSTANDING       OUTSTANDING
FUND/                                           SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                           OF RECORD         BENEFICIALLY (1)
-------------------------------------------------------------------------------------

MY RETIREMENT PORTFOLIO 2045

   R

MY RETIREMENT INCOME PORTFOLIO

   Investor

   Advisor

   Institutional

   R

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American Century Asset  Allocation  Portfolios,
Inc.  A  shareholder  owning  of  record  or  beneficially  more than 25% of the corporation's  outstanding  shares may be considered a controlling  person.  The vote  of any  such  person  could  have a more  significant  effect  on  matters presented at a  shareholders'  meeting than votes of other  shareholders.  As of
November ___, 2005, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the prospectuses under the heading MANAGEMENT.

For shareholder  services  provided to the Investor  Class,  Advisor Class and R
Class of the My Retirement  Portfolios,  the advisor receives an  administrative fee paid at an annual rate of 0.20% of each class's average net assets.  On each calendar day,  such classes  accrue an  administrative  fee that is equal to the class's administrative fee rate times the net assets of the class divided by 365
(366 in leap years).  On the first business day of each month, the My Retirement
Portfolios pay the administrative fee to the advisor for the previous month. The administrative  fee is the sum of the daily fee calculations for each day of the previous month. The advisor does not receive an administrative  fee for services provided  to the One  Choice  Portfolios  or the  Institutional  Class of the My
Retirement Portfolios.

During the fiscal year ended July 31, 2005, the  administrative  fee paid to the advisor was:

My Retirement 2015 Portfolio                                 $X

My Retirement 2025 Portfolio                                 $X

My Retirement 2035 Portfolio                                 $X

My Retirement 2045 Portfolio                                 $X

My Retirement Income Portfolio                               $X

The advisor does not receive an  investment  management  fee for managing the My
Retirement Portfolios or the One Choice Portfolios.  However, the advisor or its wholly owned subsidiary,  American Century Global Investment  Management,  Inc.,
receives a fee for managing the underlying  American  Century funds in which the
My Retirement  Portfolios  and the One Choice  Portfolios  invest.  An estimated weighted average rate for these fees appears in the  prospectuses.  More details about the management  fees paid for the underlying  funds appear in those funds'
prospectuses or statements of additional information.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JULY 31, 2005)

                                                                                                    OTHER ACCOUNTS (E.G.,
                                            REGISTERED INVESTMENT                                   SEPARATE ACCOUNTS AND
                                            COMPANIES (E.G., OTHER      OTHER POOLED INVESTMENT     CORPORATE ACCOUNTS
                                            AMERICAN CENTURY            VEHICLES (E.G., COMMINGLED  INCLUDING INCUBATION
                                            FUNDS AND AMERICAN          TRUSTS AND 529 EDUCATION    STRATEGIES AND
                                            CENTURY- SUBADVISED FUNDS)  SAVINGS PLANS)              CORPORATE MONEY)
-------------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,147,663,263              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,946,220,105              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,946,220,105              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,116,500,470              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,915,057,312              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,915,057,312              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other            5,116,571,840               1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,965,128,682              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,965,128,682              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,176,622,491              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,975,179,333              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,975,179,333              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,171,980,607              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,970,537,449              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,970,537,449              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:  VERY CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,181,451,781              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,980,008,623              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,980,008,623              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:  CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,148,834,976              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,947,391,818              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,947,391,818              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:  MODERATE
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,094,886,441              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,893,443,283              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,893,443,283              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:  AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,127,342,631              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,925,899,473              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,925,899,473              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO:  VERY AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Tyler       Number of Other                  16                          30                       0
                       Accounts Managed

                       Assets in Other             5,166,230,217              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Gina Sanchez           Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,964,787,059              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------
Irina Torelli          Number of Other                  12                          30                       0
                       Accounts Managed

                       Assets in Other             3,964,787,059              1,083,278,109                 N/A
                       Accounts Managed
-------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual incentive bonus tied to the performance of policy and tracking portfolios other than funds of funds like those  described in this  statement of additional information.  Bonus  payments are  determined by a combination  of factors.  One factor  is fund  investment  performance.  For  policy  portfolios,  such as the underlying funds in which the My Retirement Portfolios and One Choice Portfolios invest,  investment  performance  is  measured  by a  combination  of  one-  and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of July 31, 2005,  the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

    Jeffrey R. Tyler                                   E
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

    Jeffrey R. Tyler                                   A
--------------------------------------------------------------------------------
    Gina Sanchez                                       A
--------------------------------------------------------------------------------
    Irina Torelli                                      A
--------------------------------------------------------------------------------.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American  Century  Services,  LLC (ACS  LLC),  4500 Main  Street,  Kansas  City,
Missouri 64111,  serves as transfer agent,  dividend-paying  agent and custodian for the funds. It provides physical  facilities,  computer hardware and software and personnel for the  day-to-day  administration  of the funds and the advisor, including the maintenance of the funds' underlying fund shares in its book entry transfer agency system. The advisor pays ACS LLC's costs for serving as transfer agent,  dividend-paying  agent and  custodian for the funds out of the advisor's fees.  For a description  of these fees and the terms of payment,  see the above discussion under the caption INVESTMENT  ADVISOR,  on page x.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered  broker-dealer.  ACIS is a wholly owned  subsidiary  of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  fees.  For a description  of these fees and the terms of payment, see the above discussion under the caption INVESTMENT ADVISOR, on page x.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIANS

Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105, and ACS LLC, the
funds'  transfer  agent,  each serves as  custodian  of the funds'  assets.  The custodians take no part in determining  the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The underlying funds,  however,  may invest in certain  obligations  of  Commerce  Bank and may purchase or sell certain securities from or to Commerce Bank.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds will purchase and sell their portfolio securities (i.e., shares of the underlying  American Century mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes  received from all of the  corporation's  shareholders  without  regard to whether a  majority  of shares  of any one fund  voted in favor of a  particular nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant to such plan, the My Retirement Portfolios may issue up to four classes of shares: Investor Class, Institutional Class, Advisor Class and R Class.

All classes of the My Retirement  Portfolios invest in the  Institutional  Class shares  of the  underlying  American  Century  mutual  funds,  which is the most inexpensive  class.  (Because  no  American  Century  money  market  fund has an
Institutional  Class, the My Retirement  Portfolios invest in the Investor Class of the Premium Money Market fund,  the most  inexpensive  general  purpose money market  fund  available  from  American  Century.)  Although  the My  Retirement
Portfolios do not have a management fee, they do pay their pro rata share of the expenses  (including the management  fee) of the underlying  funds in which they invest. The Institutional Class is made available to institutional  shareholders or through financial  intermediaries that do not require significant shareholder and administrative services from the funds' advisor and its affiliates,  and has no fee other  than its pro rata  share of the  underlying  funds'  expenses,  as described above. The Investor Class is made available directly to investors, and
carries  an  administrative   fee  of  0.20%  per  annum.  In  addition  to  the
administrative  fee,  both the Advisor and the R Classes are subject to a Master
Distribution  and Individual  Shareholder  Services Plan (the Advisor Class Plan
and the R Class Plan, respectively) as described below. Both the Advisor and the
R Classes are made available through financial  intermediaries,  and the R Class generally is used in 401(k) and other retirement  plans. The Advisor Class and R
Class  Plans have been  adopted by the funds'  Board of  Directors  and  initial shareholder  in  accordance  with  Rule  12b-1  adopted  by the  SEC  under  the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and initial  shareholder  of the funds'  Advisor  and R Classes  have approved and entered into the Advisor Class Plan and the R Class Plan. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include  improved name  recognition of the funds generally and growing assets in the funds,  which helps  retain and  attract  investment  management  talent and provides a better  environment for improving fund performance.  Pursuant to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors  or by  vote  of a  majority  of the  outstanding  voting securities of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

ADVISOR CLASS PLAN

As  described  in the  prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class shareholders. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial intermediaries,  and to compensate them for these services, the funds'
Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor
Class Plan, the Advisor Class pays the funds'  distributor 0.25% annually of the aggregate  average daily asset value of the funds'  Advisor  Class shares.  This payment  is  fixed  at  0.25%  and is not  based  on  expenses  incurred  by the distributor.

During the fiscal year ended July 31, 2005,  the  aggregate  amount of fees paid under the Advisor Class Plan were:

My Retirement 2015 Portfolio                                 $X

My Retirement 2025 Portfolio                                 $X

My Retirement 2035 Portfolio                                 $X

My Retirement 2045 Portfolio                                 $X

My Retirement Income Portfolio                               $X

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services,  described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  payment of sales  commissions,  ongoing  commissions  and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributors  who engage in or support  distribution  of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributors;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and conducting  sales  seminars and organizing  payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended July 31, 2005,  the  aggregate  amount of fees paid under the R Class Plan were:

My Retirement 2015 Portfolio                                 $X

My Retirement 2025 Portfolio                                 $X

My Retirement 2035 Portfolio                                 $X

My Retirement 2045 Portfolio                                 $X

My Retirement Income Portfolio                               $X

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is  calculated  by adding the value of all  portfolio  securities  and other assets,  deducting  liabilities  and dividing the result by the number of shares outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily. Each fund's NAV is calculated as of the close of business of the New York
Stock Exchange  (NYSE) each day the NYSE is open for business.  The NYSE usually closes  at 4 p.m.  Eastern  time.  The NYSE  typically  observes  the  following holidays:  New Year's Day,  Martin  Luther King Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The NAV of each My Retirement Portfolios and Once Choice Portfolio is calculated based upon the NAV of the underlying funds in which it invests. The prospectuses for the  underlying  funds  explain the methods  used to value  underlying  fund shares,  including the circumstances  under which those funds may use fair value pricing and the effects of doing so.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions  received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  (excluding  Real Estate
Investment Trusts) may qualify for the 70%  dividends-received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

As of July 31, 2005, the funds in the table below had the following capital loss carryovers.  When a fund has a capital loss carryover,  it does not make capital gains distributions until the loss has been offset or expired.

[INFORMATION TO COME]

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting. You will be asked to make the appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty  of $50,  which  will be  charged  against  your  account if you fail to provide the certification by the time the report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been audited by Deloitte & Touche
LLP. The funds' Report of Independent  Registered Public Accounting Firm and the
financial  statements  included in the funds'  annual report for the fiscal year ended July 31, 2005, are incorporated herein by reference.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-21591

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                               AMERICANCENTURY.COM

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

0512SH-

SH-SAI-U45283

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)  Articles  of  Amendment  and  Restatement  of American  Century  Asset
Allocation  Portfolios,  Inc.,  dated August 18, 2004 (filed  electronically  as
Exhibit a to Pre-Effective  Amendment No. 1 to the Registration Statement of the
Registrant on August 30, 2004, File No. 333-116351,  and incorporated  herein by reference).

     (b) Bylaws of American  Century Asset  Allocation  Portfolios,  Inc. (filed electronically  as  Exhibit  b to  the  Initial  Registration  Statement  of the
Registrant on June 10, 2004, File No.  333-116351,  and  incorporated  herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fourth and Sixth Articles of the Registrant's  Amended and Restated
Articles of  Incorporation,  included within Exhibit (a) herein,  and Sections 3 through 11 of the Registrant's Bylaws,  incorporated by reference as Exhibit (b)
herein.

     (d) Amended and Restated  Management  Agreement  between  American  Century
Asset Allocation  Portfolios,  Inc. and American Century Investment  Management,
Inc., dated July 29, 2005, is included herein.

     (e)  Distribution  Agreement  between  American  Century  Asset  Allocation
Portfolios,  Inc. and American Century  Investment  Services,  Inc., dated as of
August 31, 2004 (filed  electronically  as Exhibit e to Pre-Effective  Amendment
No. 1 to the  Registration  Statement of the Registrant on August 30, 2004, File
No. 333-116351, and incorporated herein by reference).

     (f) Not Applicable.

     (g) Master  Agreement by and between  Commerce  Bank,  N.A.  and  Twentieth
Century Services, Inc. , dated January 22, 1997 (filed electronically as Exhibit
b8e to Post-Effective Amendment No. 76 to the Registration Statement of American
Century  Mutual Funds,  Inc., on February 28, 1997, and  incorporated  herein by reference).

     (h)    (1)  Transfer  Agency  Agreement   between  American  Century  Asset
Allocation Portfolios, Inc. and American Century Services Corporation,  dated as of  August  31,  2004  (filed  electronically  as  Exhibit  h1 to  Pre-Effective
Amendment No. 1 to the  Registration  Statement of the  Registrant on August 30,
2004, File No. 333-116351, and incorporated herein by reference).

            (2) Customer Identification Program Reliance Agreement, dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the  Registration  Statement of the Registrant on September 1, 2004, File No.
333-116351, and incorporated herein by reference).

     (i)  Opinion  and  Consent of  Counsel,  dated  September  29,  2004 (filed
electronically  as  Exhibit  i  to   Post-Effective   Amendment  No.  2  to  the
Registration  Statement  of the  Registrant  on  September  29,  2004,  File No.
333-116351, and incorporated herein by reference).

     (j)    (1) Consent of Deloitte & Touche LLP, independent  registered public accounting firm (to be filed by amendment).

            (2) Power of Attorney, dated November 16, 2004 (filed electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American Century Mutual Funds, Inc., File No. 2-14213,  filed on November 29,
2004, and incorporated herein by reference).

            (3)  Secretary's   Certificate,   dated  November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213,
filed on November 29, 2004, and incorporated herein by reference).

     (k) Not Applicable.

     (l) Initial Capital Agreement,  dated August 25, 2004 (filed electronically as Exhibit l to Pre-Effective  Amendment No. 1 to the Registration  Statement of
the Registrant on August 30, 2004, File No. 333-116351,  and incorporated herein by reference).

     (m)    (1) Advisor Class Master  Distribution  and  Individual  Shareholder
Services Plan of American Century Asset Allocation Portfolios, Inc., dated as of
August 31, 2004 (filed  electronically as Exhibit m1 to Pre-Effective  Amendment
No. 1 to the  Registration  Statement of the Registrant on August 30, 2004, File
No. 333-116351, and incorporated herein by reference).

            (2) R Class Master Distribution and Individual  Shareholder Services
Plan of American Century Asset Allocation  Portfolios,  Inc., dated as of August
31, 2004 (filed electronically as Exhibit m2 to Pre-Effective Amendment No. 1 to
the  Registration  Statement  of the  Registrant  on August 30,  2004,  File No.
333-116351, and incorporated herein by reference).

     (n) Multiple Class Plan of American  Century Asset  Allocation  Portfolios,
Inc.,  dated as of  August  31,  2004  (filed  electronically  as  Exhibit  n to
Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on
August 30, 2004, File No. 333-116351, and incorporated herein by reference).

     (o) Reserved.

     (p)    (1)   American   Century   Investments   Code   of   Ethics   (filed
electronically  as  Exhibit  p1  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

            (2)  Independent  Directors'  Code of Ethics  amended  March 4, 2000
(filed  electronically as Exhibit p2 to Post-Effective  Amendment No. 106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

Under  the  laws of the  State of  Maryland,  the  directors  are  entitled  and empowered  to  purchase  insurance  for and to provide by  resolution  or in the
Bylaws for  indemnification  out of Corporation assets for liability and for all expenses  reasonably  incurred  or paid or  expected to be paid by a director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the  Corporation.  The  provisions,  including any  exceptions  and  limitations concerning  indemnification,  may be set forth in  detail in the  Bylaws or in a resolution adopted by the Board of Directors.

Registrant hereby  incorporates by reference,  as though set forth fully herein,
the  Eighth   Article  of   Registrant's   Amended  and  Restated   Articles  of
Incorporation,  dated August 18,  2004,  filed  herein  within  Exhibit (a), and
Section 50 of Registrant's Bylaws dated June 4, 2004,  incorporated by reference as Exhibit (b) herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS  is  registered   with  the  Securities   and  Exchange   Commission  as  a
broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices             Positions and Offices
Business Address*        with Underwriter                  with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                          Director and
                                                           Co-Vice Chairman

James E. Stowers III     Chairman and Director             Director and
                                                           Co-Vice Chairman

William M. Lyons         President, Chief Executive        President
                         Officer and Director

Robert T. Jackson        Executive Vice President,         Executive Vice
                         Chief Financial Officer           President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President             none

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice
                         and General Counsel               President and
                                                           General Counsel

Clifford Brandt          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession  of American  Century Asset  Allocation  Portfolios,  Inc.,  American
Century  Services,  LLC and American Century  Investment  Management,  Inc., all
located at 4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not  Applicable.

Item 30. Undertakings - Not  Applicable.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri, on the 19th day of September, 2005.

                     AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
                     (Registrant)

                     By: /*/ William M. Lyons
                         ----------------------------------------------
                         William M. Lyons
                         President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                          DATE
---------                  -----                          ----

*William M. Lyons         President and                      September 19, 2005
----------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke          Senior Vice President,             September 19, 2005
----------------------    Treasurer and Chief
Maryanne Roepke           Accounting Officer

*James E. Stowers, Jr.    Co-Vice Chairman                   September 19, 2005
----------------------    of the Board and
 James E. Stowers, Jr.    Director

*James E. Stowers III     Co-Vice Chairman                   September 19, 2005
----------------------    of the Board and
 James E. Stowers III     Director

*Thomas A. Brown          Director                           September 19, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                           September 19, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                           September 19, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt          Chairman of the                    September 19, 2005
----------------------    Board and Director
Donald H. Pratt

*Gale E. Sayers           Director                           September 19, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord   Director                           September 19, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster       Director                           September 19, 2005
----------------------
Timothy S. Webster

*By:   /s/ Brian L. Brogan
      -----------------------------------------------
      Brian L. Brogan
      Attorney-in-Fact (pursuant to
      a Power of Attorney dated November 16, 2004)